UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Semiannual Report
4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)				Cumulative total returns (%)					SEC 30-day
	with maximum sales charge				with maximum sales charge					yield (%)

				Since					Since	as of
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception	4-30-13

Class A	5.43	2.20	5.25	—	5.82	5.43	11.50	66.75	—	1.12

Class B	5.17	2.16	5.20	—	5.96	5.17	11.30	65.97	—	0.49

Class C	9.20	2.54	5.06	—	10.00	9.20	13.34	63.78	—	0.49

Class I1,2	11.42	3.72	—	5.29	11.62	11.42	20.05	—	62.52	1.53

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.19	1.89	1.89	0.79

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Sovereign Investors Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-03	$16,597	$16,597	$21,356

Class C3	4-30-03	16,378	16,378	21,356

Class I2	12-1-03	16,252	16,252	18,105

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 12-1-03.

2 For certain types of investors, as described in the Fund’s prospectus.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Sovereign Investors Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period end 4-30-13[1]

Class A	$1,000.00	$1,113.60	$6.13

Class B	1,000.00	1,109.60	9.78

Class C	1,000.00	1,110.00	9.73

Class I	1,000.00	1,116.20	4.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Sovereign Investors Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you pay for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period end 4-30-13[1]

Class A	$1,000.00	$1,019.00	$5.86

Class B	1,000.00	1,015.50	9.35

Class C	1,000.00	1,015.60	9.30

Class I	1,000.00	1,020.90	3.96

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87%, 1.86% and 0.79% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Semiannual report | Sovereign Investors Fund	9

Portfolio summary

Top 10 Holdings (30.6% of Net Assets on 4-30-13)[1,2]

Johnson & Johnson	4.2%	QUALCOMM, Inc.	2.7%

Apple, Inc.	3.7%	General Electric Company	2.7%

IBM Corp.	3.6%	Occidental Petroleum Corp.	2.6%

Chevron Corp.	3.2%	Oracle Corp.	2.6%

Exxon Mobil Corp.	2.8%	AmerisourceBergen Corp.	2.5%

Sector Composition[1,3]

Information Technology	16.0%	Industrials	9.9%

Health Care	15.0%	Telecommunication Services	2.4%

Financials	12.8%	Utilities	2.3%

Consumer Discretionary	12.3%	Materials	2.2%

Consumer Staples	12.2%	Short-Term Investments & Other	3.8%

Energy	11.1%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Sovereign Investors Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value
Common Stocks 96.2%		$567,254,975

(Cost $390,058,210)

Consumer Discretionary 12.3%		72,221,813

Hotels, Restaurants & Leisure 2.5%

Marriott International, Inc., Class A	93,100	4,008,886

McDonald’s Corp.	106,800	10,908,551

Media 1.6%

Comcast Corp., Class A	221,500	9,147,950

Multiline Retail 2.3%

Target Corp.	193,400	13,646,304

Specialty Retail 2.1%

TJX Companies, Inc.	252,600	12,319,302

Textiles, Apparel & Luxury Goods 3.8%

NIKE, Inc., Class B	206,000	13,101,600

VF Corp.	51,000	9,089,220

Consumer Staples 12.2%		71,652,363

Beverages 4.5%

Diageo PLC, ADR (L)	49,800	6,085,560

PepsiCo, Inc.	172,725	14,244,631

The Coca-Cola Company	150,500	6,370,665

Food & Staples Retailing 3.1%

CVS Caremark Corp.	165,600	9,634,608

Wal-Mart Stores, Inc.	112,400	8,735,728

Household Products 2.1%

The Procter & Gamble Company	156,795	12,037,152

Tobacco 2.5%

Philip Morris International, Inc.	152,150	14,544,019

Energy 11.1%		65,537,353

Energy Equipment & Services 1.3%

Schlumberger, Ltd.	104,700	7,792,821

Oil, Gas & Consumable Fuels 9.8%

Chevron Corp.	154,400	18,838,344

Exxon Mobil Corp.	187,100	16,650,029

Occidental Petroleum Corp.	174,200	15,549,092

The Williams Companies, Inc.	175,900	6,707,067

See notes to financial statements	Semiannual report | Sovereign Investors Fund	11

	Shares	Value
Financials 12.8%		$75,615,867

Capital Markets 3.2%

T. Rowe Price Group, Inc.	149,300	10,824,250

The Goldman Sachs Group, Inc.	53,300	7,785,531

Commercial Banks 3.1%

Cullen/Frost Bankers, Inc. (L)	145,000	8,759,450

Wells Fargo & Company	256,400	9,738,072

Diversified Financial Services 1.8%

JPMorgan Chase & Company	221,391	10,850,373

Insurance 3.8%

ACE, Ltd.	139,400	12,426,116

Aflac, Inc.	182,000	9,908,080

Real Estate Investment Trusts 0.9%

Essex Property Trust, Inc.	33,900	5,323,995

Health Care 15.0%		88,140,721

Health Care Equipment & Supplies 1.8%

Baxter International, Inc.	152,400	10,648,188

Health Care Providers & Services 4.1%

AmerisourceBergen Corp.	272,800	14,763,936

UnitedHealth Group, Inc.	157,400	9,432,982

Pharmaceuticals 9.1%

Johnson & Johnson	289,800	24,699,654

Novartis AG, ADR (L)	162,358	11,975,526

Pfizer, Inc.	340,500	9,898,335

Sanofi, ADR	126,000	6,722,100

Industrials 9.9%		58,620,878

Aerospace & Defense 2.1%

United Technologies Corp.	136,000	12,415,440

Electrical Equipment 1.2%

Emerson Electric Company	130,900	7,266,259

Industrial Conglomerates 3.7%

Danaher Corp.	103,700	6,319,478

General Electric Company	701,750	15,642,008

Machinery 1.7%

Caterpillar, Inc.	55,476	4,697,153

Dover Corp.	78,400	5,408,032

Professional Services 1.2%

Robert Half International, Inc.	209,400	6,872,508

Information Technology 16.0%		94,495,351

Communications Equipment 2.7%

QUALCOMM, Inc.	259,000	15,959,580

Computers & Peripherals 3.7%

Apple, Inc.	49,125	21,750,094

IT Services 3.6%

IBM Corp.	104,500	21,165,430

12	Sovereign Investors Fund | Semiannual report	See notes to financial statements

		Shares	Value
Semiconductors & Semiconductor Equipment 1.4%

Microchip Technology, Inc. (L)		233,800	$8,514,996

Software 4.6%

Microsoft Corp.		351,750	11,642,925

Oracle Corp.		471,700	15,462,326

Materials 2.2%			13,030,146

Chemicals 1.3%

Praxair, Inc.		65,800	7,520,940

Metals & Mining 0.9%

Nucor Corp.		126,300	5,509,206

Telecommunication Services 2.4%			14,298,894

Diversified Telecommunication Services 2.4%

AT&T, Inc.		381,711	14,298,894

Utilities 2.3%			13,641,589

Electric Utilities 2.3%

NextEra Energy, Inc.		166,300	13,641,589

	Yield (%)	Shares	Value
Securities Lending Collateral 2.4%			$13,939,458

(Cost $13,930,458)

John Hancock Collateral Investment Trust (W)	0.2361 (Y)	1,392,748	13,939,458

		Par value	Value
Short-Term Investments 3.7%			$21,939,000

(Cost $21,939,000)

Repurchase Agreement 3.7%			21,939,000
Barclays Tri-Party Repurchase Agreement dated 4-30-13 at 0.150% to be repurchased at $14,525,061 on 5-1-13, collateralized by $14,753,400
U.S. Treasury Notes, 0.375% due 11-15-15 (valued at $14,815,654,
including interest)		$14,525,000	14,525,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at 0.010%
to be repurchased at $7,414,002 on 5-1-13, collateralized by $7,525,000
U.S. Treasury Notes, 0.625% due 8-31-17 (valued at $7,562,625
including interest)		7,414,000	7,414,000

Total investments (Cost $425,927,668)† 102.3%			$603,133,433

Other assets and liabilities, net (2.3%)			($13,821,262)

Total net assets 100.0%			$589,312,171

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	13

Notes to Schedule of Investments

ADR American Depositary Receipts

(L) A portion of this security is on loan as of 4-30-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $427,162,240. Net unrealized appreciation aggregated $175,971,193, of which $176,515,748 related to appreciated investment securities and $544,555 related to depreciated investment securities.

14	Sovereign Investors Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $411,997,210), including
$13,691,780 of securities loaned	$589,193,975
Investments in affiliated issuers, at value (Cost $13,930,458)	13,939,458

Total investments, at value (Cost $425,927,668)	603,133,433
Cash	549
Receivable for investments sold	7,396,265
Receivable for fund shares sold	525,121
Dividends and interest receivable	524,014
Receivable for securities lending income	2,313
Other receivables and prepaid expenses	124,271

Total assets	611,705,966

Liabilities

Payable for investments purchased	7,364,560
Payable for fund shares repurchased	757,494
Payable upon return of securities loaned	13,943,144
Payable to affiliates
Accounting and legal services fees	17,107
Transfer agent fees	159,780
Trustees’ fees	83,372
Other liabilities and accrued expenses	68,338

Total liabilities	22,393,795

Net assets	$589,312,171

Net assets consist of

Paid-in capital	$382,234,890
Accumulated distributions in excess of net investment income	(243,982)
Accumulated net realized gain (loss) on investments	30,115,498
Net unrealized appreciation (depreciation) on investments	177,205,765

Net assets	$589,312,171

See notes to financial statements	Semiannual report | Sovereign Investors Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($519,125,363 ÷ 29,480,312 shares)[1]	$17.61
Class B ($17,433,251 ÷ 994,500 shares)[1]	$17.53
Class C ($16,724,071 ÷ 951,417 shares)[1]	$17.58
Class I ($36,029,486 ÷ 2,043,924 shares)	$17.63

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.54

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Sovereign Investors Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,111,533
Securities lending	26,422
Interest	2,034
Less foreign taxes withheld	(59,094)

Total investment income	7,080,895

Expenses

Investment management fees	1,689,150
Distribution and service fees	910,410
Accounting and legal services fees	61,935
Transfer agent fees	498,771
Trustees’ fees	16,645
State registration fees	33,510
Printing and postage	31,272
Professional fees	32,200
Custodian fees	30,968
Registration and filing fees	14,530
Other	13,464

Total expenses	3,332,855

Net investment income	3,748,040

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	31,353,064
Investments in affiliated issuers	(2,437)

31,350,627
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	26,090,450
Investments in affiliated issuers	1,404

26,091,854

Net realized and unrealized gain	57,442,481

Increase in net assets from operations	$61,190,521

See notes to financial statements	Semiannual report | Sovereign Investors Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12
Increase (decrease) in net assets

From operations
Net investment income	$3,748,040	$7,224,162
Net realized gain	31,350,627	31,952,579
Change in net unrealized appreciation (depreciation)	26,091,854	23,150,213

Increase in net assets resulting from operations	61,190,521	62,326,954

Distributions to shareholders
From net investment income
Class A	(3,725,497)	(6,835,524)
Class B	(70,015)	(130,307)
Class C	(65,541)	(116,411)
Class I	(320,507)	(618,197)
From net realized gain
Class A	(25,534,016)	(4,951,731)
Class B	(907,203)	(197,440)
Class C	(833,710)	(177,125)
Class I	(1,763,077)	(368,148)

Total distributions	(33,219,566)	(13,394,883)

From Fund share transactions	2,513,460	(50,487,230)

Total increase (decrease)	30,484,415	(1,555,159)

Net assets

Beginning of period	558,827,756	560,382,915

End of period	$589,312,171	$558,827,756

Undistributed (accumulated distributions in excess of) net
investment income	($243,982)	$189,538

18	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$16.81	$15.46	$14.94	$13.84	$12.88	$18.29	$18.94
Net investment income[3]	0.11	0.21	0.15	0.16	0.14	0.16	0.21
Net realized and unrealized
gain (loss) on investments	1.71	1.52	0.52	1.10	0.96	(4.93)	1.29
Total from
investment operations	1.82	1.73	0.67	1.26	1.10	(4.77)	1.50
Less distributions
From net investment income	(0.13)	(0.22)	(0.15)	(0.16)	(0.14)	(0.17)	(0.21)
From net realized gain	(0.89)	(0.16)	—	—	—	(0.47)	(1.94)
Total distributions	(1.02)	(0.38)	(0.15)	(0.16)	(0.14)	(0.64)	(2.15)
Net asset value, end
of period	$17.61	$16.81	$15.46	$14.94	$13.84	$12.88	$18.29
Total return (%)[4,5]	11.36[6]	11.40	4.49	9.12	8.75	(26.71)[6]	7.83

Ratios and supplemental data

Net assets, end of period
(in millions)	$519	$491	$487	$503	$491	$493	$758
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.17[7]	1.19	1.17	1.22	1.34	1.20[7]	1.14
Expenses net of fee waivers
and credits	1.17[7]	1.19	1.17	1.21	1.33	1.20[7]	1.14
Net investment income	1.35[7]	1.28	0.97	1.09	1.13	1.19[7]	1.04
Portfolio turnover (%)	20	32	52	48	77	64	46

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	19

CLASS B SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$16.74	$15.39	$14.88	$13.78	$12.83	$18.23	$18.89
Net investment income[3]	0.06	0.10	0.04	0.06	0.06	0.06	0.07
Net realized and unrealized
gain (loss) on investments	1.69	1.52	0.51	1.10	0.95	(4.91)	1.28
Total from
investment operations	1.75	1.62	0.55	1.16	1.01	(4.85)	1.35
Less distributions
From net investment income	(0.07)	(0.11)	(0.04)	(0.06)	(0.06)	(0.08)	(0.07)
From net realized gain	(0.89)	(0.16)	—	—	—	(0.47)	(1.94)
Total distributions	(0.96)	(0.27)	(0.04)	(0.06)	(0.06)	(0.55)	(2.01)
Net asset value, end
of period	$17.53	$16.74	$15.39	$14.88	$13.78	$12.83	$18.23
Total return (%)[4,5]	10.96[6]	10.69	3.69	8.40	7.95	(27.14)[6]	7.05

Ratios and supplemental data

Net assets, end of period
(in millions)	$17	$18	$20	$25	$34	$43	$79
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.87[7]	1.89	1.86	1.93	2.05	1.90[7]	1.85
Expenses net of fee waivers
and credits	1.87[7]	1.89	1.86	1.93	2.04	1.90[7]	1.84
Net investment income	0.66[7]	0.59	0.28	0.41	0.46	0.47[7]	0.33
Portfolio turnover (%)	20	32	52	48	77	64	46

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

20	Sovereign Investors Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$16.78	$15.43	$14.91	$13.81	$12.86	$18.27	$18.92
Net investment income[3]	0.06	0.10	0.04	0.05	0.05	0.07	0.07
Net realized and unrealized
gain (loss) on investments	1.70	1.52	0.52	1.11	0.96	(4.93)	1.29
Total from
investment operations	1.76	1.62	0.56	1.16	1.01	(4.86)	1.36
Less distributions
From net investment income	(0.07)	(0.11)	(0.04)	(0.06)	(0.06)	(0.08)	(0.07)
From net realized gain	(0.89)	(0.16)	—	—	—	(0.47)	(1.94)
Total distributions	(0.96)	(0.27)	(0.04)	(0.06)	(0.06)	(0.55)	(2.01)
Net asset value, end
of period	$17.58	$16.78	$15.43	$14.91	$13.81	$12.86	$18.27
Total return (%)[4,5]	11.00[6]	10.65	3.76	8.38	7.93	(27.13)[6]	7.10

Ratios and supplemental data

Net assets, end of period
(in millions)	$17	$16	$17	$17	$13	$9	$15
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[7]	1.89	1.87	1.91	2.03	1.90[7]	1.85
Expenses net of fee waivers
and credits	1.86[7]	1.89	1.87	1.91	2.02	1.90[7]	1.84
Net investment income	0.66[7]	0.58	0.27	0.38	0.39	0.48[7]	0.34
Portfolio turnover (%)	20	32	52	48	77	64	46

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	21

CLASS I SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$16.82	$15.48	$14.96	$13.86	$12.90	$18.29	$18.93
Net investment income[3]	0.14	0.27	0.22	0.19	0.21	0.11	0.30
Net realized and unrealized
gain (loss) on investments	1.72	1.52	0.52	1.13	0.96	(4.81)	1.29
Total from
investment operations	1.86	1.79	0.74	1.32	1.17	(4.70)	1.59
Less distributions
From net investment income	(0.16)	(0.29)	(0.22)	(0.22)	(0.21)	(0.22)	(0.29)
From net realized gain	(0.89)	(0.16)	—	—	—	(0.47)	(1.94)
Total distributions	(1.05)	(0.45)	(0.22)	(0.22)	(0.21)	(0.69)	(2.23)
Net asset value, end
of period	$17.63	$16.82	$15.48	$14.96	$13.86	$12.90	$18.29
Total return (%)[4]	11.62[5]	11.78	4.95	9.56	9.28	(26.36)[5]	8.35

Ratios and supplemental data

Net assets, end of period
(in millions)	$36	$34	$36	$24	$4	$10	—[6]
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.79[7]	0.79	0.76	0.81	0.82	0.73[7]	0.71
Expenses net of fee waivers
and credits	0.79[7]	0.79	0.76	0.81	0.82	0.73[7]	0.71
Net investment income	1.73[7]	1.67	1.37	1.36	1.77	1.02[7]	1.54
Portfolio turnover (%)	20	32	52	48	77	64	46

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

22	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Sovereign Investors Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of

Semiannual report | Sovereign Investors Fund	23

the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2013, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the Fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in

24	Sovereign Investors Fund | Semiannual report

any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $926. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, treating a portion of the proceeds from redemptions as distributions for tax purposes and litigation proceeds.

Semiannual report | Sovereign Investors Fund	25

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net assets; (b) 0.55% of the next $750,000,000 of the Fund’s average daily net assets; (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.60% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $116,464 for the six months ended April 30, 2013. Of this amount, $18,370 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $71,776 was paid as sales commissions to broker-dealers and $26,318 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

26	Sovereign Investors Fund | Semiannual report

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $290, $13,800 and $367 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$743,163	$450,115
B	86,447	15,720
C	80,800	14,682
I	—	18,254
Totals	$910,410	$498,771

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Semiannual report | Sovereign Investors Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	995,191	$16,772,825	2,324,826	$38,175,122
Distributions reinvested	1,745,302	28,230,832	716,629	11,245,327
Repurchased	(2,487,407)	(41,786,112)	(5,329,266)	(88,190,356)

Net increase (decrease)	253,086	$3,217,545	(2,287,811)	($38,769,907)

Class B shares

Sold	58,521	$983,567	105,762	$1,730,817
Distributions reinvested	55,433	891,600	19,815	305,076
Repurchased	(171,597)	(2,884,708)	(361,724)	(5,923,639)

Net decrease	(57,643)	($1,009,541)	(236,147)	($3,887,746)

Class C shares

Sold	62,971	$1,055,333	79,802	$1,304,223
Distributions reinvested	52,985	854,441	16,872	260,521
Repurchased	(129,259)	(2,166,321)	(260,914)	(4,254,392)

Net decrease	(13,303)	($256,547)	(164,240)	($2,689,648)

Class I shares

Sold	257,461	$4,357,373	514,729	$8,658,521
Distributions reinvested	125,023	2,025,287	60,673	955,570
Repurchased	(346,044)	(5,820,657)	(894,736)	(14,754,020)

Net increase (decrease)	36,440	$562,003	(319,334)	($5,139,929)

Net increase (decrease)	218,580	$2,513,460	(3,007,532)	($50,487,230)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $109,882,005 and $136,312,494, respectively, for the six months ended April 30, 2013.

28	Sovereign Investors Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust and each of its series, including John Hancock Sovereign Investors Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	186,793,981.29	2,454,725.91
Peter S. Burgess	186,767,594.21	2,481,112.98
William H. Cunningham	186,751,001.08	2,497,706.12
Grace K. Fey	186,971,057.60	2,277,649.60
Theron S. Hoffman	186,860,324.01	2,388,383.19
Deborah C. Jackson	187,030,187.95	2,218,519.25
Hassell H. McClellan	186,781,849.17	2,466,858.02
James M. Oates	186,740,904.19	2,507,803.01
Steven R. Pruchansky	186,832,688.86	2,416,018.33
Gregory A. Russo	186,893,937.02	2,354,770.18
Non-Independent Trustees
James R. Boyle	186,948,038.35	2,300,668.84
Craig Bromley	186,944,350.74	2,304,356.46
Warren A. Thomson	186,985,205.97	2,263,501.23

Semiannual report | Sovereign Investors Fund	29

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management
Craig Bromley†	a division of Manulife Asset Management
Peter S. Burgess*	(US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Sovereign Investors Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	29SA 4/13
MF142348	6/13

John Hancock

MUTUAL FUNDS

John Hancock
Balanced Fund

Semiannual Report

4.30.13

A look at performance

Total returns for the period ended April 30, 2013

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	4-30-13	4-30-13

Class A	7.87	3.38	8.64	4.76	7.87	18.07	129.06	1.76	1.76

Class B	7.70	3.35	8.59	4.84	7.70	17.93	128.06	1.17	1.17

Class C	11.69	3.71	8.44	8.83	11.69	20.00	124.85	1.17	1.17

Class I2	13.96	4.87	9.70	10.47	13.96	26.84	152.28	2.21	2.21

Class R1[2,3]	13.15	4.12	8.87	10.07	13.15	22.36	134.00	1.55	1.55

Class R2[2,3]	13.74	4.48	9.30	10.37	13.74	24.47	143.32	1.89	1.89

Class R3[2,3]	13.27	4.22	8.98	10.13	13.27	22.97	136.34	1.65	1.65

Class R4[2,3]	13.65	4.54	9.31	10.34	13.65	24.86	143.58	2.05	1.95

Class R5[2,3]	13.87	4.83	9.63	10.46	13.87	26.62	150.73	2.24	2.24

Class R6[2,3]	14.01	4.93	9.80	10.50	14.01	27.19	154.63	2.29	2.29

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses, except as noted. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net/Gross (%)	1.18	1.88	1.88	0.79	1.46	1.21	1.36	0.97	0.76	0.71

* The Fund’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4. The current waiver agreement will remain in effect through 2-28-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Balanced Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	4-30-03	$22,806	$22,806	$21,356	$16,358

Class C4	4-30-03	22,485	22,485	21,356	16,358

Class I2	4-30-03	25,228	25,228	21,356	16,358

Class R1[2]	4-30-03	23,400	23,400	21,356	16,358

Class R2[2]	4-30-03	24,332	24,332	21,356	16,358

Class R3[2]	4-30-03	23,634	23,634	21,356	16,358

Class R4[2]	4-30-03	24,358	24,358	21,356	16,358

Class R5[2]	4-30-03	25,073	25,073	21,356	16,358

Class R6[2]	4-30-03	25,463	25,463	21,356	16,358

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 Class R1, Class R3, Class R4 and Class R5 shares were first offered on 9-8-08; Class R6 share were first offered on 9-1-11; Class R2 shares were first offered 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6 and Class R2 shares, as applicable.

4 The contingent deferred sales charge is not applicable.

Semiannual report | Balanced Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,102.60	$6.05

Class B	1,000.00	1,098.40	9.68

Class C	1,000.00	1,098.30	9.68

Class I	1,000.00	1,104.70	4.12

Class R1	1,000.00	1,100.70	7.60

Class R2	1,000.00	1,103.70	5.11

Class R3	1,000.00	1,101.30	7.09

Class R4	1,000.00	1,103.40	5.01

Class R5	1,000.00	1,104.60	3.97

Class R6	1,000.00	1,105.00	3.71

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Balanced Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,019.00	$5.81

Class B	1,000.00	1,015.60	9.30

Class C	1,000.00	1,015.60	9.30

Class I	1,000.00	1,020.90	3.96

Class R1	1,000.00	1,017.60	7.30

Class R2	1,000.00	1,019.90	4.91

Class R3	1,000.00	1,018.10	6.81

Class R4	1,000.00	1,020.00	4.81

Class R5	1,000.00	1,021.00	3.81

Class R6	1,000.00	1,021.30	3.56

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.86%, 1.86%, 0.79%, 1.46%, 0.98%, 1.36%, 0.96%, 0.76% and 0.71% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Balanced Fund	9

Portfolio summary

Top 10 Equity Holdings (19.4% of Net Assets on 4-30-13)[1,2]

Microsoft Corp.	2.6%	CVS Caremark Corp.	1.7%

QUALCOMM, Inc.	2.2%	PepsiCo, Inc.	1.7%

Apple, Inc.	2.2%	Pfizer, Inc.	1.6%

United Technologies Corp.	2.2%	MetLife, Inc.	1.6%

JPMorgan Chase & Company	2.1%	Google, Inc., Class A	1.5%

Sector Composition[1,3]

Financials	19.4%	Collateralized Mortgage Obligations	5.5%

Information Technology	11.5%	Materials	4.7%

Health Care	9.6%	Telecommunication Services	3.0%

Industrials	9.1%	Utilities	2.9%

Energy	9.0%	Asset Backed Securities	2.2%

Consumer Discretionary	7.2%	U.S. Government	2.1%

Consumer Staples	7.1%	Municipal Bonds	0.1%

U.S. Government Agency	5.7%	Short-Term Investments & Other	0.9%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Balanced Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value
Common Stocks 67.5%		$709,511,822

(Cost $536,473,106)

Consumer Discretionary 5.7%		59,758,354

Automobiles 0.6%

Ford Motor Company	458,194	6,281,839

Hotels, Restaurants & Leisure 1.3%

Carnival Corp.	280,865	9,692,651

McDonald’s Corp.	31,772	3,245,192

SeaWorld Entertainment, Inc. (I)	30,000	1,008,000

Internet & Catalog Retail 0.9%

Amazon.com, Inc. (I)	38,044	9,655,948

Media 0.4%

News Corp., Class B	119,707	3,725,282

Multiline Retail 1.0%

Kohl’s Corp.	134,369	6,323,405

Target Corp.	56,750	4,004,280

Specialty Retail 1.5%

Foot Locker, Inc.	124,281	4,333,678

Lowe’s Companies, Inc.	299,013	11,488,079

Consumer Staples 6.5%		68,091,104

Beverages 1.7%

PepsiCo, Inc.	210,664	17,373,460

Food & Staples Retailing 2.2%

CVS Caremark Corp.	301,693	17,552,499

Wal-Mart Stores, Inc.	73,337	5,699,752

Food Products 1.6%

Archer-Daniels-Midland Company	99,345	3,371,769

Kraft Foods Group, Inc.	162,906	8,388,030

Mondelez International, Inc., Class A	153,813	4,837,419

Household Products 1.0%

The Procter & Gamble Company	141,568	10,868,175

Energy 8.0%		83,921,703

Energy Equipment & Services 2.0%

Noble Corp.	112,405	4,215,188

Schlumberger, Ltd.	169,509	12,616,555

Weatherford International, Ltd. (I)	284,077	3,633,345

See notes to financial statements	Semiannual report | Balanced Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels 6.0%

Brazil Ethanol, Inc. (I)(S)	111,100	$1,111

ConocoPhillips	51,629	3,120,973

Crescent Point Energy Corp. (L)	37,831	1,444,972

Denbury Resources, Inc. (I)	276,412	4,945,011

Exxon Mobil Corp.	92,070	8,193,309

Kinder Morgan, Inc.	120,000	4,692,000

Occidental Petroleum Corp.	93,833	8,375,534

Spectra Energy Corp.	302,326	9,532,339

Suncor Energy, Inc.	280,121	8,725,769

The Williams Companies, Inc.	297,666	11,350,005

Total SA, ADR	61,218	3,075,592

Financials 13.0%		137,189,294

Capital Markets 4.6%

Ares Capital Corp.	529,271	9,611,561

Artisan Partners Asset Management, Inc. (I)(L)	81,845	3,052,819

BlackRock, Inc.	45,267	12,063,656

Franklin Resources, Inc.	48,574	7,512,455

Hannon Armstrong Sustainable Infrastructure Capital, Inc. (I)	300,000	3,414,000

Hercules Technology Growth Capital, Inc.	250,000	3,325,000

Raymond James Financial, Inc.	72,688	3,010,737

The Blackstone Group LP	89,821	1,845,822

The Goldman Sachs Group, Inc.	33,544	4,899,772

Commercial Banks 1.7%

HSBC Holdings PLC, ADR	59,094	3,241,897

PNC Financial Services Group, Inc.	105,176	7,139,347

U.S. Bancorp	216,598	7,208,381

Diversified Financial Services 2.7%

Citigroup, Inc.	137,025	6,393,587

JPMorgan Chase & Company	450,898	22,098,511

Insurance 2.7%

Aon PLC	25,577	1,543,572

Berkshire Hathaway, Inc., Class B (I)	93,593	9,950,808

MetLife, Inc.	426,960	16,647,170

Real Estate Investment Trusts 1.0%

American Capital Agency Corp.	48,066	1,601,078

Digital Realty Trust, Inc. (L)	72,079	5,083,011

MFA Financial, Inc.	170,081	1,576,651

Spirit Realty Capital, Inc.	127,403	2,742,987

Thrifts & Mortgage Finance 0.3%

Home Loan Servicing Solutions, Ltd.	75,000	1,698,750

New York Community Bancorp, Inc. (L)	112,747	1,527,722

Health Care 9.2%		97,214,848

Biotechnology 1.0%

Amgen, Inc.	96,599	10,066,582

12	Balanced Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Equipment & Supplies 1.4%

Abbott Laboratories	178,781	$6,600,595

Medtronic, Inc.	181,746	8,483,903

Health Care Providers & Services 1.1%

Cardinal Health, Inc.	146,421	6,474,737

Express Scripts Holding Company (I)	91,127	5,410,210

Pharmaceuticals 5.7%

AbbVie, Inc.	136,094	6,267,129

Eli Lilly & Company	77,105	4,270,075

Merck & Company, Inc.	179,889	8,454,783

Novartis AG, ADR	46,739	3,447,469

Pfizer, Inc.	592,339	17,219,295

Roche Holding AG	242,005	15,105,952

Sanofi, ADR	101,483	5,414,118

Industrials 6.6%		69,175,299

Aerospace & Defense 2.0%

Honeywell International, Inc.	83,970	6,175,154

United Technologies Corp.	160,123	14,617,629

Air Freight & Logistics 0.6%

United Parcel Service, Inc., Class B	72,913	6,258,852

Commercial Services & Supplies 1.6%

Iron Mountain, Inc.	208,905	7,909,143

Republic Services, Inc.	258,029	8,793,628

Construction & Engineering 0.5%

Fluor Corp.	95,822	5,459,921

Industrial Conglomerates 0.6%

Danaher Corp.	99,604	6,069,868

Machinery 0.7%

Caterpillar, Inc.	91,837	7,775,839

Professional Services 0.5%

Nielsen Holdings NV	146,509	5,072,142

Trading Companies & Distributors 0.1%

Textainer Group Holdings, Ltd. (L)	26,975	1,043,123

Information Technology 11.3%		118,916,174

Communications Equipment 2.2%

QUALCOMM, Inc.	378,363	23,314,728

Computers & Peripherals 3.1%

Apple, Inc.	51,845	22,954,374

EMC Corp. (I)	434,287	9,741,057

Internet Software & Services 1.9%

Google, Inc., Class A (I)	19,111	15,758,357

LinkedIn Corp., Class A (I)	23,756	4,563,290

Software 4.1%

Intuit, Inc.	137,941	8,226,801

Microsoft Corp.	822,461	27,223,459

Oracle Corp.	217,636	7,134,108

See notes to financial statements	Semiannual report | Balanced Fund	13

	Shares	Value
Materials 3.4%		$35,201,984

Chemicals 2.8%

Air Products & Chemicals, Inc.	68,299	5,939,281

E.I. du Pont de Nemours & Company	252,671	13,773,096

Ecolab, Inc.	76,069	6,436,959

LyondellBasell Industries NV, Class A	51,813	3,145,049

Metals & Mining 0.6%

Avalon Rare Metals, Inc. (I)	451,700	479,745

Barrick Gold Corp.	181,868	3,584,618

Freeport-McMoRan Copper & Gold, Inc.	60,573	1,843,236

Telecommunication Services 1.6%		16,492,267

Diversified Telecommunication Services 1.2%

CenturyLink, Inc. (L)	333,642	12,534,930

Wireless Telecommunication Services 0.4%

Vodafone Group PLC, ADR	129,367	3,957,337

Utilities 2.2%		23,550,795

Electric Utilities 1.4%

PPL Corp.	440,933	14,718,344

Independent Power Producers & Energy Traders 0.5%

AES Corp.	376,379	5,216,613

Multi-Utilities 0.3%

TECO Energy, Inc.	189,014	3,615,838

Preferred Securities 1.8%		$18,585,129

(Cost $17,357,176)

Energy 0.1%		976,830

Oil, Gas & Consumable Fuels 0.1%

Apache Corp., Series D, 6.000%	23,082	976,830

Financials 0.9%		9,119,745

Capital Markets 0.3%

Hercules Technology Growth Capital Inc., 7.000%	59,525	1,585,746

The Charles Schwab Corp., 6.000%	45,277	1,221,121

The Goldman Sachs Group, Inc., 5.500%	15,975	411,021

Commercial Banks 0.6%

PNC Financial Services Group, Inc., 5.375% (L)	203,025	5,215,712

Regions Financial Corp., 6.375%	19,025	488,182

Wells Fargo & Company, Series L, 7.500%	150	197,963

Industrials 0.8%		8,317,509

Aerospace & Defense 0.8%

United Technologies Corp., 7.500%	140,641	8,317,509

Utilities 0.0%		171,045

Electric Utilities 0.0%

Duke Energy Corp., 5.125%	6,705	171,045

14	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 7.8%				$82,488,776

(Cost $80,341,274)

U.S. Government 2.1%				21,935,242
U.S. Treasury Bonds
Bond	2.750	11-15-42	$4,315,000	4,192,290

U.S. Treasury Notes
Note	2.000	02-15-23	10,974,000	11,296,361
Note	2.625	08-15-20	4,500,000	4,965,116

U.S. Treasury Strips, PO	0.842	11-15-30	2,390,000	1,481,475

U.S. Government Agency 5.7%				60,553,534

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-41	3,800,107	4,100,849
30 Yr Pass Thru	6.500	06-01-37	99,099	110,782
30 Yr Pass Thru	6.500	11-01-37	527,504	588,703

Federal National Mortgage Association
15 Yr Pass Thru	3.500	02-01-26	274,019	290,964
15 Yr Pass Thru	3.500	03-01-26	1,040,180	1,104,500
15 Yr Pass Thru	6.500	08-01-16	4,898	5,203
30 Yr Pass Thru	3.000	07-01-27	1,302,199	1,374,736
30 Yr Pass Thru	3.000	02-01-43	3,339,241	3,495,936
30 Yr Pass Thru	3.500	06-01-42	9,198,685	9,856,606
30 Yr Pass Thru	4.000	01-01-42	6,361,787	6,844,637
30 Yr Pass Thru	4.500	05-01-41	2,923,444	3,149,440
30 Yr Pass Thru	4.500	07-01-41	7,920,287	8,653,842
30 Yr Pass Thru	5.000	03-01-41	4,735,571	5,371,913
30 Yr Pass Thru	5.000	04-01-41	7,359,512	8,302,450
30 Yr Pass Thru	5.500	11-01-39	2,389,231	2,596,700
30 Yr Pass Thru	6.000	05-01-37	371,489	407,071
30 Yr Pass Thru	6.000	07-01-38	2,449,800	2,701,287
30 Yr Pass Thru	6.500	01-01-39	1,101,329	1,228,745
30 Yr Pass Thru	6.500	03-01-39	257,474	287,566
30 Yr Pass Thru	7.000	06-01-32	1,885	2,185
30 Yr Pass Thru	7.500	04-01-31	5,083	5,994
30 Yr Pass Thru	8.000	01-01-31	4,419	5,308

Government National Mortgage Association
30 Yr Pass Thru	6.500	04-15-29	58,551	66,748
30 Yr Pass Thru	9.000	04-15-21	1,192	1,369

Corporate Bonds 14.0%				$146,714,492

(Cost $137,383,812)

Consumer Discretionary 1.5%				16,216,938

Auto Components 0.2%

Allison Transmission, Inc. (S)	7.125	05-15-19	$1,000,000	1,086,250

Visteon Corp.	6.750	04-15-19	1,381,000	1,489,754

Automobiles 0.5%

Ford Motor Company	4.750	01-15-43	535,000	535,468

Ford Motor Credit Company LLC	5.000	05-15-18	871,000	971,370

Ford Motor Credit Company LLC	5.875	08-02-21	1,790,000	2,088,944

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,560,000	1,685,181

Hotels, Restaurants & Leisure 0.2%

CCM Merger, Inc. (S)	9.125	05-01-19	500,000	526,250

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)	10.500	07-01-19	300,000	338,250

See notes to financial statements	Semiannual report | Balanced Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

MGM Resorts International (S)	6.750	10-01-20	$360,000	$395,100

MGM Resorts International	8.625	02-01-19	460,000	545,100

Station Casinos LLC (S)	7.500	03-01-21	450,000	474,750

Wok Acquisition Corp. (S)	10.250	06-30-20	230,000	252,713

Household Durables 0.0%

Arcelik AS (S)	5.000	04-03-23	300,000	308,250

Internet & Catalog Retail 0.1%

QVC, Inc. (S)	4.375	03-15-23	435,000	445,570

QVC, Inc.	5.125	07-02-22	300,000	322,731

Media 0.2%

CBS Corp.	7.875	07-30-30	670,000	926,806

Time Warner Cable, Inc.	8.250	04-01-19	525,000	689,031

WMG Acquisition Corp. (S)	6.000	01-15-21	320,000	342,400

Specialty Retail 0.2%

CST Brands, Inc. (S)	5.000	05-01-23	115,000	118,019

Hillman Group, Inc.	10.875	06-01-18	400,000	443,000

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	500,000	539,375

Limited Brands, Inc.	6.625	04-01-21	750,000	861,563

Toys R Us, Inc.	10.375	08-15-17	200,000	215,750

Textiles, Apparel & Luxury Goods 0.1%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	550,000	615,313

Consumer Staples 0.6%				6,227,222

Beverages 0.0%

Ajecorp BV (S)	6.500	05-14-22	350,000	382,725

Food & Staples Retailing 0.2%

Safeway, Inc.	5.000	08-15-19	1,015,000	1,138,076

Safeway, Inc.	7.250	02-01-31	400,000	476,901

Tops Holding Corp. (S)	8.875	12-15-17	160,000	178,600

Food Products 0.1%

ConAgra Foods, Inc.	3.200	01-25-23	400,000	409,112

Simmons Foods, Inc. (S)	10.500	11-01-17	605,000	611,050

Household Products 0.1%

Harbinger Group, Inc. (S)	7.875	07-15-19	510,000	545,700

The Sun Products Corp. (S)	7.750	03-15-21	400,000	413,000

YCC Holdings LLC, PIK	10.250	02-15-16	465,000	480,117

Personal Products 0.1%

Revlon Consumer Products Corp. (S)	5.750	02-15-21	400,000	412,000

Tobacco 0.1%

Alliance One International, Inc.	10.000	07-15-16	890,000	945,091

Vector Group, Ltd. (S)	7.750	02-15-21	220,000	234,850

Energy 0.9%				9,610,065

Energy Equipment & Services 0.1%

Exterran Partners LP (S)	6.000	04-01-21	100,000	102,000

Offshore Group Investment, Ltd. (S)	7.125	04-01-23	330,000	343,200

Rowan Companies, Inc.	4.875	06-01-22	445,000	490,667

16	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels 0.8%

Afren PLC (S)	11.500	02-01-16	$300,000	$356,250

BreitBurn Energy Partners LP	7.875	04-15-22	250,000	275,000

DCP Midstream Operating LP	3.875	03-15-23	340,000	348,463

Energy Transfer Partners LP	5.200	02-01-22	200,000	228,696

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	650,000	702,000

EP Energy LLC	7.750	09-01-22	300,000	344,250

EV Energy Partners LP	8.000	04-15-19	425,000	452,625

Goodrich Petroleum Corp.	8.875	03-15-19	200,000	210,000

Halcon Resources Corp. (S)	8.875	05-15-21	130,000	139,425

Hess Corp.	8.125	02-15-19	850,000	1,107,733

Kerr-McGee Corp.	6.950	07-01-24	700,000	895,105

Linn Energy LLC (S)	6.250	11-01-19	600,000	627,000

Lukoil International Finance BV (S)	3.416	04-24-18	1,000,000	1,017,606

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	350,000	360,500

Penn Virginia Corp. (S)	8.500	05-01-20	160,000	160,800

Petroleos de Venezuela SA	5.375	04-12-27	650,000	455,000

Rex Energy Corp. (S)	8.875	12-01-20	200,000	213,750

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	325,000	346,995

WPX Energy, Inc.	6.000	01-15-22	400,000	433,000

Financials 5.3%				55,435,417

Capital Markets 0.8%

E*TRADE Financial Corp.	6.000	11-15-17	2,300,000	2,432,250

Jefferies Group, Inc.	6.875	04-15-21	650,000	775,663

Jefferies Group, Inc.	8.500	07-15-19	320,000	406,254

JPMorgan Chase & Company (5.150% to 5-1-23,
then 3 month LIBOR + 3.250%) (P)(Q)	5.150	05-01-23	535,000	543,694

Macquarie Bank, Ltd. (S)	6.625	04-07-21	360,000	411,042

Macquarie Group, Ltd. (S)	6.000	01-14-20	300,000	335,107

Morgan Stanley	5.550	04-27-17	735,000	829,729

Morgan Stanley	5.750	01-25-21	265,000	315,462

The Goldman Sachs Group, Inc.	5.250	07-27-21	1,415,000	1,640,861

The Goldman Sachs Group, Inc.	6.750	10-01-37	670,000	769,459

Commercial Banks 0.7%

Abbey National Treasury Services PLC	4.000	04-27-16	1,945,000	2,089,414

First Horizon National Corp.	5.375	12-15-15	595,000	648,145

HBOS PLC (S)	6.000	11-01-33	800,000	790,232

ICICI Bank, Ltd. (S)	4.700	02-21-18	600,000	637,638

Royal Bank of Scotland Group PLC	6.125	12-15-22	525,000	564,925

Sberbank of Russia (S)	6.125	02-07-22	400,000	456,500

Swedbank AB (S)	2.125	09-29-17	630,000	644,932

VTB Bank OJSC (9.500% to 12-6-22, then
10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	200,000	219,000

Wells Fargo & Company, Series K (7.980% to
3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	1,012,000	1,172,655

See notes to financial statements	Semiannual report | Balanced Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Consumer Finance 0.4%

Capital One Financial Corp.	4.750	07-15-21	$620,000	$711,778

Discover Bank	7.000	04-15-20	2,000,000	2,499,460

DTEK Finance PLC (S)	7.875	04-04-18	500,000	494,250

Diversified Financial Services 1.3%

Bank of America Corp.	3.300	01-11-23	300,000	303,899

Bank of America Corp.	5.700	01-24-22	600,000	715,239

Bank of Ceylon (S)	6.875	05-03-17	300,000	319,050

Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	5,000,000	5,237,500

iPayment, Inc.	10.250	05-15-18	650,000	594,750

JPMorgan Chase & Company	4.625	05-10-21	1,085,000	1,235,281

Merrill Lynch & Company, Inc.	7.750	05-14-38	250,000	338,933

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	2,224,000	2,985,720

The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,245,395

UBS AG	7.625	08-17-22	615,000	713,217

Insurance 1.1%

Aflac, Inc.	8.500	05-15-19	1,500,000	2,036,654

Aon PLC (S)	4.250	12-12-42	300,000	301,300

CNA Financial Corp.	5.875	08-15-20	1,325,000	1,584,662

CNO Financial Group, Inc. (S)	6.375	10-01-20	130,000	140,075

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	1,000,000	961,250

Hartford Financial Services Group, Inc.	5.500	03-30-20	300,000	358,598

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	1,000,000	1,110,446

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	650,000	658,125

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	150,000	154,125

MetLife, Inc.	6.400	12-15-36	430,000	480,586

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	400,000	418,406

Onex USI Aquisition Corp. (S)	7.750	01-15-21	490,000	504,700

Pacific LifeCorp. (S)	6.000	02-10-20	260,000	302,724

Prudential Financial, Inc. (P)	5.200	03-15-44	160,000	162,800

Prudential Financial, Inc. (5.875% to 9-15-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	600,000	648,372

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	500,000	692,552

White Mountains Re Group, Ltd. (7.506% to
6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	500,000	529,384

WR Berkley Corp.	5.375	09-15-20	300,000	344,141

Real Estate Investment Trusts 0.9%

Corrections Corp. of America (S)	4.625	05-01-23	480,000	500,400

DDR Corp.	4.625	07-15-22	180,000	199,189

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	1,230,000	1,444,340

Health Care REIT, Inc.	6.125	04-15-20	2,000,000	2,422,508

Highwoods Realty LP	5.850	03-15-17	925,000	1,043,017

Host Hotels & Resorts LP	3.750	10-15-23	250,000	255,000

SL Green Realty Corp.	7.750	03-15-20	360,000	450,826

18	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Investment Trusts (continued)

Ventas Realty LP	2.700	04-01-20	$325,000	$330,305

Ventas Realty LP	4.000	04-30-19	1,200,000	1,320,972

Ventas Realty LP	4.750	06-01-21	720,000	811,454

Weyerhaeuser Company	7.375	03-15-32	750,000	1,025,209

Real Estate Management & Development 0.0%

CBRE Services, Inc.	5.000	03-15-23	150,000	153,563

NANA Development Corp. (S)	9.500	03-15-19	360,000	366,750

Thrifts & Mortgage Finance 0.1%

Nationstar Mortgage LLC (S)	7.875	10-01-20	225,000	252,000

Nationstar Mortgage LLC (S)	9.625	05-01-19	340,000	393,550

Health Care 0.4%				3,838,586

Health Care Equipment & Supplies 0.1%

Alere, Inc.	8.625	10-01-18	280,000	300,300

Alere, Inc. (S)	7.250	07-01-18	450,000	484,875

MModal, Inc. (S)	10.750	08-15-20	610,000	524,600

Health Care Providers & Services 0.1%

Catalent Pharma Solutions, Inc. (S)	7.875	10-15-18	200,000	203,750

National Mentor Holdings, Inc. (S)	12.500	02-15-18	600,000	651,000

Pharmaceuticals 0.2%

Endo Health Solutions, Inc.	7.250	01-15-22	425,000	465,906

Mylan, Inc. (S)	7.875	07-15-20	770,000	900,075

Zoetis, Inc. (S)	3.250	02-01-23	300,000	308,080

Industrials 1.7%				18,083,067

Aerospace & Defense 0.3%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	445,000	490,613

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,680,000	2,452,200

Airlines 0.4%

American Airlines 2011-1 Class B Pass Through
Trust (S)	7.000	01-31-18	898,978	952,917

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,376,144	1,597,979

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	956,471	1,061,683

US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	600,000	630,000

AirFreight & Logistics 0.1%

SPL Logistics Escrow LLC (S)	8.875	08-01-20	264,000	278,520

Building Products 0.2%

Owens Corning	4.200	12-15-22	340,000	358,776

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,000,000	2,347,500

Commercial Services & Supplies 0.1%

Casella Waste Systems, Inc.	7.750	02-15-19	490,000	474,075

Iron Mountain, Inc.	5.750	08-15-24	450,000	463,500

Construction & Engineering 0.1%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	290,000	314,650

Tutor Perini Corp.	7.625	11-01-18	575,000	609,500

See notes to financial statements	Semiannual report | Balanced Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	$500,000	$541,250

Industrial Conglomerates 0.1%

KOC Holding AS (S)	3.500	04-24-20	480,000	478,966

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	650,000	744,250

Tenedora Nemak SA de CV (S)	5.500	02-28-23	250,000	259,688

Marine 0.0%

Navios South American Logistics, Inc. (S)	9.250	04-15-19	450,000	491,625

Road & Rail 0.1%

The Hertz Corp.	6.750	04-15-19	750,000	830,625

The Kenan Advantage Group, Inc. (S)	8.375	12-15-18	400,000	421,000

Trading Companies & Distributors 0.2%

Air Lease Corp.	6.125	04-01-17	260,000	284,700

Aircastle, Ltd.	6.250	12-01-19	240,000	267,600

International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,731,450

Information Technology 0.2%				1,965,689

Internet Software & Services 0.0%

VeriSign, Inc. (S)	4.625	05-01-23	400,000	410,000

IT Services 0.1%

Computer Sciences Corp.	4.450	09-15-22	315,000	337,334

Fidelity National Information Services, Inc.	3.500	04-15-23	235,000	237,067

Global Generations Merger Sub, Inc. (S)	11.000	12-15-20	265,000	298,788

Software 0.1%

Aspect Software, Inc.	10.625	05-15-17	650,000	682,500

Materials 1.3%				13,971,039

Chemicals 0.4%

Braskem Finance, Ltd. (S)	7.000	05-07-20	2,065,000	2,374,750

CF Industries, Inc.	7.125	05-01-20	600,000	750,255

LyondellBasell Industries NV	5.000	04-15-19	735,000	837,682

Rain CII Carbon LLC (S)	8.250	01-15-21	170,000	184,875

Construction Materials 0.1%

American Gilsonite Company (S)	11.500	09-01-17	600,000	637,500

Magnesita Finance, Ltd. (Q)(S)	8.625	04-29-49	500,000	536,162

Containers & Packaging 0.1%

Consolidated Container Company LLC (S)	10.125	07-15-20	400,000	444,000

Rock-Tenn Company	4.000	03-01-23	700,000	727,517

Metals & Mining 0.6%

Allegheny Technologies, Inc.	5.950	01-15-21	180,000	203,268

Allegheny Technologies, Inc.	9.375	06-01-19	845,000	1,089,128

ArcelorMittal	10.350	06-01-19	2,000,000	2,540,764

Barrick Gold Corp. (S)	4.100	05-01-23	520,000	519,011

Commercial Metals Company	7.350	08-15-18	500,000	552,500

Evraz Group SA (S)	6.500	04-22-20	500,000	489,375

Gerdau Trade, Inc. (S)	4.750	04-15-23	325,000	321,611

Metinvest BV (S)	8.750	02-14-18	500,000	510,000

Walter Energy, Inc. (S)	9.875	12-15-20	250,000	272,500

20	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products 0.1%

Westvaco Corp.	7.950	02-15-31	$780,000	$980,141

Telecommunication Services 1.4%				14,155,732

Diversified Telecommunication Services 1.0%

CenturyLink, Inc.	5.625	04-01-20	150,000	160,165

CenturyLink, Inc.	6.450	06-15-21	400,000	442,915

CenturyLink, Inc.	7.600	09-15-39	665,000	685,582

Crown Castle Towers LLC (S)	6.113	01-15-20	2,125,000	2,611,546

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	725,000	725,000

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	1,475,000	1,607,073

Intelsat Luxembourg SA (S)	7.750	06-01-21	350,000	370,125

Telecom Italia Capital SA	6.999	06-04-18	400,000	464,150

Telecom Italia Capital SA	7.200	07-18-36	1,875,000	2,020,521

Telecom Italia Capital SA	7.721	06-04-38	1,175,000	1,305,215

Wireless Telecommunication Services 0.4%

Clearwire Communications LLC (S)	12.000	12-01-15	1,140,000	1,219,800

Digicel Group, Ltd. (S)	8.250	09-30-20	885,000	946,950

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	285,000	306,019

SBA Tower Trust (S)	3.598	04-15-18	515,000	516,990

Softbank Corp. (S)	4.500	04-15-20	400,000	414,427

Verizon New York, Inc.	7.000	12-01-33	350,000	359,254

Utilities 0.7%				7,210,737

Electric Utilities 0.3%

Beaver Valley II Funding	9.000	06-01-17	325,000	329,177

Electricite de France SA (P)(Q)(S)	5.250	01-29-23	260,000	261,566

FirstEnergy Corp.	4.250	03-15-23	965,000	996,945

Ipalco Enterprises, Inc.	5.000	05-01-18	650,000	702,000

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	500,000	583,806

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	280,000	301,000

Independent Power Producers & Energy Traders 0.1%

Exelon Generation Company LLC	6.250	10-01-39	250,000	302,052

NRG Energy, Inc.	7.625	01-15-18	500,000	579,375

Multi-Utilities 0.3%

CMS Energy Corp.	5.050	03-15-22	885,000	1,034,816

Integrys Energy Group, Inc. (6.110% to 12-1-16,
then 3 month LIBOR + 2.120%)	6.110	12-01-66	2,000,000	2,120,000

Capital Preferred Securities 0.2%				$2,648,413

(Cost $2,600,801)

Financials 0.2%				2,648,413

Commercial Banks 0.2%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	$2,440,000	2,447,613

Insurance 0.0%

MetLife Capital Trust IV (7.875% to 12-15-32
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	160,000	200,800

See notes to financial statements	Semiannual report | Balanced Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 0.1%				$616,741

(Cost $548,358)

State of Illinois, GO	5.100	06-01-33	$610,000	616,741

Collateralized Mortgage Obligations 5.5%				$58,012,194

(Cost $61,171,035)

Commercial & Residential 3.4%				36,065,988
American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.962	12-25-46	$16,775,974	1,501,814

American Home Mortgage
Investment Trust
Series 2005-1, Class 1A1 (P)	0.420	06-25-45	879,826	819,441

Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.954	05-10-45	705,000	795,055
Series 2006-4, Class AM	5.675	07-10-46	1,085,000	1,232,192

Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.760	07-25-35	580,692	547,903

Bear Stearns Asset Backed
Securities Trust
Series 2004-AC5, Class A1	5.250	10-25-34	593,370	618,274

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.993	12-10-49	1,000,000	1,179,143
Series 2012-CR2, Class XA IO	2.125	08-15-45	4,436,096	562,657
Series 2012-CR5, Class XA IO	2.090	12-10-45	5,462,647	668,568
Series 2012-LC4, Class C (P)	5.824	12-10-44	895,000	1,046,757

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.342	12-05-31	400,000	409,277

GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.565	08-19-34	733,582	710,222

Greenwich Capital Commercial
Funding Corp.
Series 2006-GG7, Class AM (P)	6.061	07-10-38	635,000	718,664

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.800	11-08-29	905,000	909,209

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.654	09-25-35	966,330	949,897

HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.649	06-20-35	983,862	916,133

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.059	04-15-45	810,000	919,706
Series 2006-LDP9, Class AM	5.372	05-15-47	1,400,000	1,541,562
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,285,118
Series 2007-LD12, Class AM (P)	6.198	02-15-51	1,080,000	1,253,558
Series 2007-LDPX Class AM (P)	5.464	01-15-49	1,225,000	1,322,013
Series 2012-HSBC Class XA IO (S)	1.582	07-05-32	12,780,000	1,460,204
Series 2012-PHH, Class D (P)(S)	3.466	10-15-25	285,000	289,679

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	1,400,000	1,591,048
Series 2007-C2, Class A3	5.430	02-15-40	1,085,000	1,233,776

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.329	02-15-46	810,000	855,010

Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11-12-41	1,000,000	1,120,119
Series 2006-HQ8, Class AM (P)	5.646	03-12-44	1,100,000	1,224,804

22	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.530	05-25-35	$641,649	$610,506

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	1,250,000	1,256,866

Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P)(S)	2.220	10-25-57	541,489	548,149
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	335,000	339,965

UBS-Barclays Commercial
Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.974	05-10-63	3,547,705	369,394

Wachovia Bank Commercial
Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	365,000	409,556

WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.490	12-25-45	765,788	714,854
Series 2005-AR2, Class 2A3 (P)	0.550	01-25-45	523,787	493,031
Series 2005-AR8, Class 2AB2 (P)	0.620	07-25-45	873,557	822,601

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P)(S)	3.550	04-16-35	600,000	520,644

Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.669	04-25-35	378,407	371,656

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.437	11-15-45	6,508,563	926,963

U.S. Government Agency 2.1%				21,946,206

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	5,731,302	1,138,617
Series 3794, Class PI IO	4.500	02-15-38	3,926,185	341,353
Series 4068, Class AP	3.500	06-15-40	4,534,372	4,840,496
Series K017, Class X1 IO	1.601	12-25-21	3,073,037	303,263
Series K022, Class X1 IO	1.434	07-25-22	7,133,597	682,571
Series K708, Class X1 IO	1.644	01-25-19	5,563,019	422,038
Series K709, Class X1 IO	1.677	03-25-19	3,208,767	251,346
Series K710, Class X1 IO	1.915	05-25-19	3,490,238	321,762
Series K711, Class X1 IO	1.833	07-25-19	8,488,571	763,759

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	4,508,708	453,915
Series 2011-146, Class MA	3.500	08-25-41	1,254,887	1,346,883
Series 2012-118, Class IB IO	3.500	11-25-42	2,043,411	496,125
Series 2012-137, Class WI IO	3.500	12-25-32	2,323,568	443,645
Series 2012-67, Class KG	3.500	02-25-41	1,388,007	1,545,546
Series 2012-98, Class JP	3.500	03-25-42	4,209,667	4,606,015
Series 398, Class C3 IO	4.500	05-25-39	1,513,090	129,050
Series 402, Class 4 IO	4.000	10-25-39	4,909,151	448,359
Series 407, Class 15 IO	5.000	01-25-40	4,633,359	648,209
Series 407, Class 16 IO	5.000	01-25-40	902,903	92,768
Series 407, Class 17 IO	5.000	01-25-40	895,958	106,059
Series 407, Class 21 IO	5.000	01-25-39	3,011,707	293,863
Series 407, Class 7 IO	5.000	03-25-41	3,952,401	663,677
Series 407, Class 8 IO	5.000	03-25-41	1,946,564	266,674

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	4,025,483	174,499
Series 2012-114, Class IO	1.028	01-16-53	3,661,695	358,319
Series 2013-42, Class IA IO	3.500	03-20-43	2,035,088	337,367
Series 2013-42, Class YI IO	3.500	03-20-43	3,379,128	470,028

See notes to financial statements	Semiannual report | Balanced Fund	23

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities 2.2%				$23,260,965

(Cost $21,746,781)

Asset Backed Securities 2.2%				23,260,965

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.330	10-25-36	$176,258	89,286
Series 2006-ASP5, Class A2C (P)	0.380	10-25-36	347,985	177,599
Series 2006-ASP5, Class A2D (P)	0.460	10-25-36	664,998	342,447

Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.650	10-25-35	1,060,000	888,090

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.670	05-25-35	565,000	526,562

Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.750	05-25-34	387,397	379,981
Series 2006-M2, Class A2C (P)	0.350	09-25-36	2,273,857	962,558
Seriese 2003-W10, Class M1 (P)	1.280	01-25-34	295,597	288,139

Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06-25-35	361,299	365,934

Asset Backed Securities Corp.
Home Equity
Series 2006-HE1, Class A3 (P)	0.400	01-25-36	613,672	572,693

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.440	07-25-36	1,107,569	1,014,675

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.650	05-25-35	451,016	437,565

Citicorp Residential Mortgage
Securities, Inc.
Series 2007-2, Class A6	6.034	06-25-37	1,176,428	1,193,580

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	1,230,000	1,303,750

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110	02-25-35	800,677	818,871

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	1,148,063	1,290,570

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.660	11-25-35	805,000	757,536

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.965	06-25-35	425,000	404,409

GSAA Trust
Series 2005-10, Class M3 (P)	0.750	06-25-35	740,000	689,246

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.680	11-25-35	640,000	625,009
Series 2005-6, Class M1 (P)	0.670	12-25-35	400,000	392,118

Leaf Receivables Funding 6 LLC
Series 2011-1, Class A (S)	1.700	12-20-18	140,189	140,189

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.950	09-25-35	417,233	391,327

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.350	06-25-36	580,861	413,061

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.650	03-25-35	370,000	358,639
Series 2005-3, Class M1 (P)	0.680	07-25-35	1,390,000	1,366,766

NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.280	03-25-35	764,693	763,026

24	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Asset Backed Securities (continued)

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.830	02-25-35	$978,821	$966,956
Series 2005-WCH1, Class M2 (P)	0.720	01-25-36	806,553	791,355

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.620	03-25-35	450,000	423,507

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	442,372	495,149

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.500	12-25-36	1,100,000	1,055,931

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	703,903	710,062
Series 2012-3A, Class A (S)	2.500	03-20-25	1,435,166	1,439,203
Series 2012-3A, Class B (S)	4.500	03-20-25	421,097	425,176

		Yield (%)	Shares	Value
Securities Lending Collateral 1.7%				$18,323,301

(Cost $18,322,397)

John Hancock Collateral Investment Trust (W)		0.2361 (Y)	1,830,756	18,323,301

			Par value	Value
Short-Term Investments 0.6%				$6,323,000

(Cost $6,323,000)

Repurchase Agreement 0.6%				6,323,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $6,323,002 on 5-1-13, collateralized by $6,420,000 U.S. Treasury Note, 0.625%, due 8-31-17 (valued at
$6,452,100, including interest)			$6,323,000	6,323,000

Total investments (Cost $882,267,740)† 101.4%			$1,066,484,833

Other assets and liabilities, net (1.4%)				($14,967,446)

Total net assets 100.0%			$1,051,517,387

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PIK Paid In Kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-13.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

See notes to financial statements	Semiannual report | Balanced Fund	25

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $895,411,619. Net unrealized appreciation aggregated $171,073,215, of which $183,504,023 related to appreciated investment securities and $12,430,808 related to depreciated investment securities.

26	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $863,945,343) including
$17,912,697 of securities loaned	$1,048,161,532
Investments in affiliated issuers, at value (Cost $18,322,397)	18,323,301

Total investments, at value (Cost $882,267,740)	1,066,484,833
Cash	958
Foreign currency, at value (Cost $21,707)	22,024
Receivable for investments sold	4,265,804
Receivable for fund shares sold	1,648,790
Dividends and interest receivable	3,933,610
Receivable for securities lending income	3,939
Other receivables and prepaid expenses	87,235

Total assets	1,076,447,193

Liabilities

Payable for investments purchased	4,728,499
Payable for fund shares repurchased	1,154,335
Payable upon return of securities loaned	18,322,981
Payable to affiliates
Accounting and legal services fees	32,612
Transfer agent fees	274,747
Distribution and service fees	323,320
Trustees’ fees	15,256
Other liabilities and accrued expenses	78,056

Total liabilities	24,929,806

Net assets	$1,051,517,387

Net assets consist of

Paid-in capital	$847,586,749
Undistributed net investment income	(134,460)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	19,847,618
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	184,217,480
Net assets	$1,051,517,387

See notes to financial statements	Semiannual report | Balanced Fund	27

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($546,060,928 ÷ 30,874,011 shares)[1]	$17.69
Class B ($81,152,757 ÷ 4,597,339 shares)[1]	$17.65
Class C ($314,527,595 ÷ 17,807,512 shares)[1]	$17.66
Class I ($79,137,293 ÷ 4,474,574 shares)	$17.69
Class R1 ($2,739,723 ÷ 154,353 shares)	$17.75
Class R2 ($109,918 ÷ 6,211 shares)	$17.70
Class R3 ($18,384,253 ÷ 1,037,114 shares)	$17.73
Class R4 ($2,666,846 ÷ 150,222 shares)	$17.75
Class R5 ($6,613,817 ÷ 372,938 shares)	$17.73
Class R6 ($124,257 ÷ 7,021 shares)	$17.70

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.62

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

28	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$10,463,334
Interest	6,274,125
Securities lending	18,413
Less foreign taxes withheld	(144,290)

Total investment income	16,611,582

Expenses

Investment management fees	2,987,489
Distribution and service fees	2,722,169
Accounting and legal services fees	105,216
Transfer agent fees	855,208
Trustees’ fees	24,743
State registration fees	79,836
Printing and postage	45,441
Professional fees	44,543
Custodian fees	46,434
Registration and filing fees	18,915
Other	30,476

Total expenses	6,960,470
Less expense reductions	(1,243)

Net expenses	6,959,227

Net investment income	9,652,355

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	32,813,426
Investments in affiliated issuers	(118)
Foreign currency transactions	(464)
32,812,844
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	54,724,595
Investments in affiliated issuers	399
Translation of assets and liabilities in foreign currencies	387
54,725,381
Net realized and unrealized gain	87,538,225

Increase in net assets from operations	$97,190,580

See notes to financial statements	Semiannual report | Balanced Fund	29

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$9,652,355	$12,735,929
Net realized gain	32,812,844	42,585,547
Change in net unrealized appreciation (depreciation)	54,725,381	58,533,755

Increase in net assets resulting from operations	97,190,580	113,855,231

Distributions to shareholders
From net investment income
Class A	(7,235,088)	(7,284,004)
Class B	(807,751)	(562,263)
Class C	(3,102,353)	(2,231,489)
Class I	(1,175,173)	(1,266,169)
Class R1	(33,836)	(28,734)
Class R2	(1,562)	(1,126)
Class R3	(227,070)	(215,640)
Class R4	(36,656)	(30,403)
Class R5	(90,292)	(83,204)
Class R6	(1,901)	(2,037)
From net realized gain
Class A	(9,255,914)	—
Class B	(1,377,708)	—
Class C	(5,281,761)	—
Class I	(1,312,990)	—
Class R1	(49,322)	—
Class R2	(1,873)	—
Class R3	(315,934)	—
Class R4	(43,311)	—
Class R5	(96,009)	—
Class R6	(2,104)	—

Total distributions	(30,448,608)	(11,705,069)

From Fund share transactions	2,535,457	(109,454,555)

Total increase (decrease)	69,277,429	(7,304,393)

Net assets

Beginning of period	982,239,958	989,544,351

End of period	$1,051,517,387	$982,239,958

Undistributed net investment income	($134,460)	$2,924,867

30	Balanced Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07
Per share operating performance

Net asset value, beginning
of period	$16.57	$14.90	$14.93	$13.54	$11.33	$15.67	$13.39
Net investment income[3]	0.18	0.25	0.20	0.18	0.18	0.19	0.25
Net realized and unrealized
gain (loss) on investments	1.48	1.65	0.01	1.38	2.25	(4.36)	2.86
Total from
investment operations	1.66	1.90	0.21	1.56	2.43	(4.17)	3.11
Less distributions
From net investment income	(0.24)	(0.23)	(0.24)	(0.17)	(0.22)	(0.17)	(0.24)
From net realized gain	(0.30)	—	—	—	—	—	(0.59)
Total distributions	(0.54)	(0.23)	(0.24)	(0.17)	(0.22)	(0.17)	(0.83)
Net asset value, end of period	$17.69	$16.57	$14.90	$14.93	$13.54	$11.33	$15.67
Total return (%)[4,5]	10.26[6]	12.84	1.40	11.61	21.72	(26.84)[6]	23.45

Ratios and supplemental data

Net assets, end of period
(in millions)	$546	$512	$524	$668	$579	$427	$241
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.16[7]	1.18	1.16	1.18	1.22	1.18[7]	1.22
Expenses net of fee waivers
and credits	1.16[7]	1.18	1.16	1.17	1.21	1.17[7]	1.21
Net investment income	2.17[7]	1.56	1.33	1.12	1.54	1.58[7]	1.68
Portfolio turnover (%)	26	65	67	67	78	95	43

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	31

CLASS B SHARES

Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$16.54	$14.88	$14.91	$13.52	$11.31	$15.66	$13.39
Net investment income[3]	0.12	0.13	0.10	0.08	0.10	0.10	0.15
Net realized and unrealized
gain (loss) on investments	1.47	1.65	0.01	1.38	2.25	(4.36)	2.85
Total from
investment operations	1.59	1.78	0.11	1.46	2.35	(4.26)	3.00
Less distributions
From net investment income	(0.18)	(0.12)	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)
From net realized gain	(0.30)	—	—	—	—	—	(0.59)
Total distributions	(0.48)	(0.12)	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)
Net asset value, end of period	$17.65	$16.54	$14.88	$14.91	$13.52	$11.31	$15.66
Total return (%)[4,5]	9.84[6]	12.03	0.73	10.86	20.93	(27.31)[6]	22.54

Ratios and supplemental data

Net assets, end of period
(in millions)	$81	$76	$72	$76	$60	$42	$37
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[7]	1.88	1.86	1.88	1.91	1.88[7]	1.91
Expenses net of fee waivers
and credits	1.86[7]	1.88	1.86	1.87	1.91	1.87[7]	1.91
Net investment income	1.48[7]	0.85	0.63	0.42	0.85	0.88[7]	0.98
Portfolio turnover (%)	26	65	67	67	78	95	43

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

32	Balanced Fund | Semiannual report	See notes to financial statements

CLASS C SHARES

Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07
Per share operating performance

Net asset value, beginning
of period	$16.55	$14.88	$14.92	$13.53	$11.32	$15.67	$13.39
Net investment income[3]	0.12	0.13	0.10	0.08	0.10	0.10	0.15
Net realized and unrealized
gain (loss) on investments	1.47	1.66	—	1.38	2.25	(4.36)	2.86
Total from
investment operations	1.59	1.79	0.10	1.46	2.35	(4.26)	3.01
Less distributions
From net investment income	(0.18)	(0.12)	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)
From net realized gain	(0.30)	—	—	—	—	—	(0.59)
Total distributions	(0.48)	(0.12)	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)
Net asset value, end of period	$17.66	$16.55	$14.88	$14.92	$13.53	$11.32	$15.67
Total return (%)[4,5]	9.83[6]	12.09	0.66	10.85	20.91	(27.30)[6]	22.60

Ratios and supplemental data

Net assets, end of period
(in millions)	$315	$292	$301	$350	$270	$162	$49
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[7]	1.88	1.86	1.88	1.92	1.88[7]	1.91
Expenses net of fee waivers
and credits	1.86[7]	1.88	1.86	1.87	1.92	1.87[7]	1.91
Net investment income	1.47[7]	0.86	0.63	0.42	0.83	0.88[7]	0.96
Portfolio turnover (%)	26	65	67	67	78	95	43

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	33

CLASS I SHARES

Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07
Per share operating performance

Net asset value, beginning
of period	$16.57	$14.91	$14.94	$13.54	$11.33	$15.67	$13.40
Net investment income[3]	0.21	0.31	0.27	0.24	0.23	0.24	0.32
Net realized and unrealized
gain (loss) on investments	1.48	1.64	0.01	1.39	2.25	(4.36)	2.85
Total from
investment operations	1.69	1.95	0.28	1.63	2.48	(4.12)	3.17
Less distributions
From net investment income	(0.27)	(0.29)	(0.31)	(0.23)	(0.27)	(0.22)	(0.31)
From net realized gain	(0.30)	—	—	—	—	—	(0.59)
Total distributions	(0.57)	(0.29)	(0.31)	(0.23)	(0.27)	(0.22)	(0.90)
Net asset value, end of period	$17.69	$16.57	$14.91	$14.94	$13.54	$11.33	$15.67
Total return (%)[4]	10.47[5]	13.24	1.84	12.14	22.23	(26.60)[5]	23.89

Ratios and supplemental data

Net assets, end of period
(in millions)	$79	$73	$69	$99	$92	$74	$30
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.79[6]	0.79	0.75	0.74	0.79	0.75[6]	0.77
Expenses net of fee waivers
and credits	0.79[6]	0.79	0.75	0.74	0.79	0.75[6]	0.77
Net investment income	2.55[6]	1.95	1.76	1.55	1.98	2.01[6]	2.06
Portfolio turnover (%)	26	65	67	67	78	95	43

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

CLASS R1 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$16.63	$14.96	$14.99	$13.57	$11.35	$14.24
Net investment income[3]	0.16	0.20	0.16	0.13	0.12	0.01
Net realized and unrealized gain (loss)
on investments	1.47	1.66	0.01	1.40	2.27	(2.86)
Total from investment operations	1.63	1.86	0.17	1.53	2.39	(2.85)
Less distributions
From net investment income	(0.21)	(0.19)	(0.20)	(0.11)	(0.17)	(0.04)
From net realized gain	(0.30)	—	—	—	—	—
Total distributions	(0.51)	(0.19)	(0.20)	(0.11)	(0.17)	(0.04)
Net asset value, end of period	$17.75	$16.63	$14.96	$14.99	$13.57	$11.35
Total return (%)[4]	10.07[5]	12.50	1.14	11.32	21.23	(20.06)[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$2	$1	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.46[7]	1.48	1.45	1.45	2.88	1.59[7]
Expenses net of fee waivers and credits	1.46[7]	1.48	1.45	1.45	1.63	1.59[7]
Net investment income	1.88[7]	1.25	1.05	0.81	0.94	0.59[7]
Portfolio turnover (%)	26	65	67	67	78	95[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R1 shares is 9-8-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

34	Balanced Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	4-30-13[1]	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$16.58	$16.10
Net investment income[3]	0.20	0.18
Net realized and unrealized gain on investments	1.47	0.48
Total from investment operations	1.67	0.66
Less distributions
From net investment income	(0.25)	(0.18)
From net realized gain	(0.30)	—
Total distributions	(0.55)	(0.18)
Net asset value, end of period	$17.70	$16.58
Total return (%)[4]	10.37[5]	4.14[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[7]	0.96[7]
Expenses net of fee waivers and credits	0.99[7]	0.96[7]
Net investment income	2.36[7]	1.68[7]
Portfolio turnover (%)	26	65[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

CLASS R3 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$16.61	$14.93	$14.98	$13.57	$11.35	$14.24
Net investment income[3]	0.17	0.22	0.17	0.16	0.13	0.01
Net realized and unrealized gain (loss)
on investments	1.47	1.66	0.01	1.38	2.27	(2.86)
Total from investment operations	1.64	1.88	0.18	1.54	2.40	(2.85)
Less distributions
From net investment income	(0.22)	(0.20)	(0.23)	(0.13)	(0.18)	(0.04)
From net realized gain	(0.30)	—	—	—	—	—
Total distributions	(0.52)	(0.20)	(0.23)	(0.13)	(0.18)	(0.04)
Net asset value, end of period	$17.73	$16.61	$14.93	$14.98	$13.57	$11.35
Total return (%)[4]	10.13[5]	12.69	1.17	11.41	21.36	(20.04)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$18	$16	$18	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.36[7]	1.36	1.36	1.25	2.83	1.50[7]
Expenses net of fee waivers and credits	1.36[7]	1.36	1.36	1.25	1.51	1.50[7]
Net investment income	1.98[7]	1.37	1.13	1.03	1.01	0.68[7]
Portfolio turnover (%)	26	65	67	67	78	95[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R3 shares is 9-8-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

See notes to financial statements	Semiannual report | Balanced Fund	35

CLASS R4 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$16.63	$14.95	$14.98	$13.57	$11.34	$14.24
Net investment income[3]	0.20	0.27	0.22	0.19	0.10	0.01
Net realized and unrealized gain (loss)
on investments	1.47	1.66	0.01	1.39	2.34	(2.85)
Total from investment operations	1.67	1.93	0.23	1.58	2.44	(2.84)
Less distributions
From net investment income	(0.25)	(0.25)	(0.26)	(0.17)	(0.21)	(0.06)
From net realized gain	(0.30)	—	—	—	—	—
Total distributions	(0.55)	(0.25)	(0.26)	(0.17)	(0.21)	(0.06)
Net asset value, end of period	$17.75	$16.63	$14.95	$14.98	$13.57	$11.34
Total return (%)[4]	10.34[5]	13.01	1.49	11.71	21.81	(20.04)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2	$2	$1	$1	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.06[7]	1.06	1.08	1.11	1.86	1.22[7]
Expenses net of fee waivers and credits	0.96[7]	1.01	1.08	1.11	1.23	1.22[7]
Net investment income	2.37[7]	1.73	1.41	1.18	1.40	0.96[7]
Portfolio turnover (%)	26	65	67	67	78	95[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R4 shares is 9-8-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

CLASS R5 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$16.61	$14.94	$14.97	$13.56	$11.34	$14.24
Net investment income[3]	0.22	0.31	0.26	0.23	0.23	0.02
Net realized and unrealized gain (loss)
on investments	1.47	1.65	0.01	1.40	2.24	(2.85)
Total from investment operations	1.69	1.96	0.27	1.63	2.47	(2.83)
Less distributions
From net investment income	(0.27)	(0.29)	(0.30)	(0.22)	(0.25)	(0.07)
From net realized gain	(0.30)	—	—	—	—	—
Total distributions	(0.57)	(0.29)	(0.30)	(0.22)	(0.25)	(0.07)
Net asset value, end of period	$17.73	$16.61	$14.94	$14.97	$13.56	$11.34
Total return (%)[4]	10.46[5]	13.27	1.80	12.09	22.09	(19.98)[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$7	$6	$3	$3	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.76[7]	0.76	0.78	0.78	2.07	0.94[7]
Expenses net of fee waivers and credits	0.76[7]	0.76	0.78	0.78	0.92	0.94[7]
Net investment income	2.57[7]	1.96	1.71	1.44	1.75	1.25[7]
Portfolio turnover (%)	26	65	67	67	78	95[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R5 shares is 9-8-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

36	Balanced Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$16.58	$14.91	$14.73
Net investment income[3]	0.22	0.32	0.04
Net realized and unrealized gain on investments	1.47	1.65	0.18
Total from investment operations	1.69	1.97	0.22
Less distributions
From net investment income	(0.27)	(0.30)	(0.04)
From net realized gain	(0.30)	—	—
Total distributions	(0.57)	(0.30)	(0.04)
Net asset value, end of period	$17.70	$16.58	$14.91
Total return (%)[4]	10.50[5]	13.35	1.48[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[7]	0.71	0.73[7]
Expenses net of fee waivers and credits	0.71[7]	0.71	0.73[7]
Net investment income	2.63[7]	2.02	1.57[7]
Portfolio turnover (%)	26	65	67[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | Balanced Fund	37

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each

38	Balanced Fund | Semiannual report

day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013 by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$59,758,354	$59,758,354	—	—
Consumer Staples	68,091,104	68,091,104	—	—
Energy	83,921,703	83,920,592	—	$1,111
Financials	137,189,294	137,189,294	—	—
Health Care	97,214,848	97,214,848	—	—
Industrials	69,175,299	69,175,299	—	—
Information Technology	118,916,174	118,916,174	—	—
Materials	35,201,984	35,201,984	—	—
Telecommunication
Services	16,492,267	16,492,267	—	—
Utilities	23,550,795	23,550,795	—	—
Preferred Securities
Energy	976,830	976,830	—	—
Financials	9,119,745	8,708,724	$411,021	—
Industrials	8,317,509	8,317,509	—	—
Utilities	171,045	171,045	—	—
U.S. Government &
Agency Obligations	82,488,776	—	82,488,776	—

Semiannual report | Balanced Fund	39

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$16,216,938	—	$16,216,938	—
Consumer Staples	6,227,222	—	6,227,222	—
Energy	9,610,065	—	9,610,065	—
Financials	55,435,417	—	55,435,417	—
Health Care	3,838,586	—	3,838,586	—
Industrials	18,083,067	—	18,083,067	—
Information Technology	1,965,689	—	1,965,689	—
Materials	13,971,039	—	13,971,039	—
Telecommunication
Services	14,155,732	—	13,430,732	$725,000
Utilities	7,210,737	—	7,210,737	—
Capital Preferred
Securities	2,648,413	—	2,648,413	—
Municipal Bonds	616,741	—	616,741	—
Collateralized Mortgage
Obligations	58,012,194	—	57,491,550	520,644
Asset Backed Securities	23,260,965	—	23,260,965	—
Securities Lending
Collateral	18,323,301	$18,323,301	—	—
Short-Term Investments	6,323,000	—	6,323,000	—

Total Investments in
Securities	$1,066,484,833	$746,008,120	$319,229,958	$1,246,755

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund

40	Balanced Fund | Semiannual report

could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the Fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $1,042. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Semiannual report | Balanced Fund	41

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net assets; and (b) 0.55% of the Fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

Prior to March 1, 2013, the Advisor had contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.74% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, acquired fund fees and expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

42	Balanced Fund | Semiannual report

Accordingly, there were no expense reductions for the six months ended April 30, 2013.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.60% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Effective June 1, 2012, the Fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $1,243 for the six months ended April 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $638,032 for the six months ended April 30, 2013. Of this amount, $101,783 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $523,731 was paid as sales commissions to broker-dealers and $12,518 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $4,528, $64,588 and $6,687 for Class A, Class B and Class C shares, respectively.

Semiannual report | Balanced Fund	43

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION	TRANSFER
SHARE CLASS	AND SERVICE FEE	AGENT FEES

Class A	$777,920	$471,283
Class B	386,443	70,239
Class C	1,485,008	269,856
Class I	—	39,704
Class R1	10,017	385
Class R2	144	15
Class R3	56,848	2,522
Class R4	4,351	359
Class R5	1,438	828
Class R6	—	17
Total	$2,722,169	$855,208

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,904,832	$49,022,456	4,737,116	$75,262,361
Distributions reinvested	965,732	15,859,142	449,149	6,961,790
Repurchased	(3,920,207)	(65,996,431)	(9,457,639)	(147,921,883)

Net decrease	(49,643)	($1,114,833)	(4,271,374)	($65,697,732)

44	Balanced Fund | Semiannual report

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class B shares

Sold	285,876	$4,824,806	581,579	$9,212,053
Distributions reinvested	115,328	1,886,899	31,453	483,552
Repurchased	(395,806)	(6,677,444)	(861,417)	(13,568,438)

Net increase (decrease)	5,398	$34,261	(248,385)	($3,872,833)

Class C shares

Sold	1,315,726	$22,273,747	1,815,415	$28,832,908
Distributions reinvested	423,749	6,937,296	118,586	1,821,996
Repurchased	(1,602,260)	(26,985,475)	(4,505,442)	(70,265,525)

Net increase (decrease)	137,215	$2,225,568	(2,571,441)	($39,610,621)

Class I shares

Sold	738,473	$12,463,131	1,268,723	$20,149,736
Distributions reinvested	121,054	1,989,356	62,300	968,107
Repurchased	(788,579)	(13,250,654)	(1,539,900)	(24,095,270)

Net increase (decrease)	70,948	$1,201,833	(208,877)	($2,977,427)

Class R1 shares

Sold	23,075	$391,369	65,125	$1,017,363
Distributions reinvested	4,354	71,633	1,561	24,321
Repurchased	(34,242)	(582,882)	(43,051)	(686,047)

Net increase (decrease)	(6,813)	($119,880)	23,635	$355,637

Class R2 shares[1]

Sold	—	—	6,211	$100,000

Net increase	—	—	6,211	$100,000

Class R3 shares

Sold	79,267	$1,350,239	122,429	$1,909,058
Distributions reinvested	32,329	531,841	13,887	215,640
Repurchased	(133,440)	(2,243,418)	(161,650)	(2,568,090)

Net decrease	(21,844)	($361,338)	(25,334)	($443,392)

Class R4 shares

Sold	15,330	$260,646	42,684	$679,115
Distributions reinvested	4,850	79,967	1,944	30,403
Repurchased	(11,671)	(199,167)	(12,142)	(193,082)

Net increase	8,509	$141,446	32,486	$516,436

Class R5 shares

Sold	68,467	$1,165,721	190,539	$3,036,054
Distributions reinvested	11,297	186,301	5,309	83,204
Repurchased	(49,395)	(824,728)	(58,532)	(946,529)

Net increase	30,369	$527,294	137,316	$2,172,729

Class R6 shares

Sold	59	$995	165	$2,638
Distributions reinvested	7	111	1[2]	10
Repurchased

Net increase	66	$1,106	166	$2,648

Net increase (decrease)	174,205	$2,535,457	(7,125,597)	($109,454,555)

1 The inception date for Class R2 shares is 3-1-12.

2 The actual distribution reinvested was 0.616 shares.

Semiannual report | Balanced Fund	45

Affiliates of the Fund owned 100% and 97% of shares of beneficial interest of Class R2 and Class R6, respectively, on April 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $187,444,992 and $214,573,172, respectively, for the six months ended April 30, 2013. Purchases and sales of U.S. Treasury obligations aggregated $71,737,557 and $63,779,316, respectively, for the six months ended April 30, 2013.

46	Balanced Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust and each of its series, including John Hancock Balanced Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	186,793,981.29	2,454,725.91
Peter S. Burgess	186,767,594.21	2,481,112.98
William H. Cunningham	186,751,001.08	2,497,706.12
Grace K. Fey	186,971,057.60	2,277,649.60
Theron S. Hoffman	186,860,324.01	2,388,383.19
Deborah C. Jackson	187,030,187.95	2,218,519.25
Hassell H. McClellan	186,781,849.17	2,466,858.02
James M. Oates	186,740,904.19	2,507,803.01
Steven R. Pruchansky	186,832,688.86	2,416,018.33
Gregory A. Russo	186,893,937.02	2,354,770.18
Non-Independent Trustees
James R. Boyle	186,948,038.35	2,300,668.84
Craig Bromley	186,944,350.74	2,304,356.46
Warren A. Thomson	186,985,205.97	2,263,501.23

Semiannual report | Balanced Fund	47

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee

†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

48	Balanced Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Balanced Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	36SA 4/13
MF142363	6/13

John Hancock

MUTUAL FUNDS

John Hancock
Large Cap Equity Fund

Semiannual Report
4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	9.24	0.15	9.65	6.19	9.24	0.73	151.33

Class B	9.13	0.03	9.56	6.32	9.13	0.17	149.14

Class C	13.17	0.42	9.39	10.36	13.17	2.14	145.44

Class I1	15.42	1.55	10.76	11.99	15.42	8.00	177.78

Class R1[1,2]	14.65	0.81	9.83	11.61	14.65	4.11	155.44

Class R2[1,2]	15.16	1.18	10.26	11.86	15.16	6.06	165.58

Class R3[1,2]	14.75	0.87	9.92	11.63	14.75	4.45	157.54

Class R4[1,2]	15.19	1.18	10.25	11.83	15.19	6.06	165.44

Class R5[1,2]	15.46	1.48	10.58	11.99	15.46	7.64	173.44

Class R6[1,2]	15.47	1.61	10.75	12.00	15.47	8.30	177.59

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses except as noted. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net/Gross (%)	1.14	1.89	1.89	0.80	1.47	1.22	1.37	0.97	0.81	0.72

* The Fund’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4. The current waiver agreement will remain in effect through 2-28-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Large Cap Equity Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-03	$24,914	$24,914	$21,356

Class C3	4-30-03	24,544	24,544	21,356

Class I1	4-30-03	27,778	27,778	21,356

Class R1[1,2]	4-30-03	25,544	25,544	21,356

Class R2[1,2]	4-30-03	26,558	26,558	21,356

Class R3[1,2]	4-30-03	25,754	25,754	21,356

Class R4[1,2]	4-30-03	26,544	26,544	21,356

Class R5[1,2]	4-30-03	27,344	27,344	21,356

Class R6[1,2]	4-30-03	27,759	27,759	21,356

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 For certain types of investors, as described in the Fund’s prospectuses.
2 Class R1, Class R3, Class R4 and Class R5 shares were first offered on 5-22-09; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expense of Class R1, Class R3, Class R4, Class R5, Class R6 and Class R2 shares, as applicable.
3 The contingent deferred sales charge is not applicable.

Semiannual report | Large Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,117.90	$5.93

Class B	1,000.00	1,113.20	9.85

Class C	1,000.00	1,113.60	9.85

Class I	1,000.00	1,119.90	4.26

Class R1	1,000.00	1,116.10	7.77

Class R2	1,000.00	1,118.60	5.31

Class R3	1,000.00	1,116.30	7.19

Class R4	1,000.00	1,118.30	5.09

Class R5	1,000.00	1,119.90	3.84

Class R6	1,000.00	1,120.00	3.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,019.20	$5.66

Class B	1,000.00	1,015.50	9.39

Class C	1,000.00	1,015.50	9.39

Class I	1,000.00	1,020.80	4.06

Class R1	1,000.00	1,017.50	7.40

Class R2	1,000.00	1,019.80	5.06

Class R3	1,000.00	1,018.00	6.85

Class R4	1,000.00	1,020.00	4.86

Class R5	1,000.00	1,021.20	3.66

Class R6	1,000.00	1,021.20	3.66

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.13%, 1.88%, 1.88%, 0.81%, 1.48%, 1.01%, 1.37%, 0.97%, 0.73% and 0.73% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Large Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (42.4% of Net Assets on 4-30-13)[1,2]

Apple, Inc.	5.4%	Bank of America Corp.	4.3%

JPMorgan Chase & Company	5.3%	Google, Inc., Class A	3.5%

Amazon.com, Inc.	5.0%	The Goldman Sachs Group, Inc.	3.5%

QUALCOMM, Inc.	4.6%	Intel Corp.	3.2%

Lowe’s Companies, Inc.	4.5%	Cisco Systems, Inc.	3.1%

Sector Composition[1,3]

Information Technology	26.9%	Consumer Staples	7.2%

Financials	23.2%	Industrials	5.6%

Consumer Discretionary	14.2%	Materials	0.7%

Energy	12.3%	Short-Term Investments & Other	0.9%

Health Care	9.0%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Large Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value
Common Stocks 99.1%	$1,597,605,167

(Cost $1,384,436,255)

Consumer Discretionary 14.2%		228,415,858

Household Durables 1.2%

Lennar Corp., Class A	485,811	20,025,129

Internet & Catalog Retail 5.0%

Amazon.com, Inc. (I)	314,676	79,867,916

Media 2.3%

Omnicom Group, Inc.	491,616	29,383,888

The Walt Disney Company	127,947	8,040,189

Specialty Retail 5.7%

Bed Bath & Beyond, Inc. (I)	271,038	18,647,414

Lowe’s Companies, Inc.	1,885,771	72,451,322

Consumer Staples 7.2%		115,779,088

Beverages 6.1%

Diageo PLC, ADR	267,886	32,735,669

PepsiCo, Inc.	524,738	43,275,146

SABMiller PLC	421,016	22,716,546

Tobacco 1.1%

Philip Morris International, Inc.	178,384	17,051,727

Energy 12.3%		197,730,371

Energy Equipment & Services 4.1%

National Oilwell Varco, Inc.	339,720	22,156,538

Schlumberger, Ltd.	585,944	43,611,812

Oil, Gas & Consumable Fuels 8.2%

Apache Corp.	588,406	43,471,435

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Chevron Corp.	139,803	17,057,364

Exxon Mobil Corp.	169,326	15,068,321

Occidental Petroleum Corp.	453,669	40,494,495

Southwestern Energy Company (I)	423,982	15,865,406

Financials 23.2%		374,520,482

Capital Markets 9.3%

Morgan Stanley	1,797,118	39,806,164

State Street Corp.	540,192	31,585,026

See notes to financial statements	Semiannual report | Large Cap Equity Fund	11

	Shares	Value
Capital Markets (continued)

T. Rowe Price Group, Inc.	319,715	$23,179,338

The Goldman Sachs Group, Inc.	381,802	55,769,818

Commercial Banks 1.6%

Wells Fargo & Company	675,177	25,643,222

Consumer Finance 1.3%

American Express Company	295,025	20,182,660

Diversified Financial Services 9.5%

Bank of America Corp.	5,567,266	68,533,044

JPMorgan Chase & Company	1,736,267	85,094,446

Insurance 1.5%

Prudential Financial, Inc.	409,248	24,726,764

Health Care 9.0%		145,453,561

Biotechnology 1.1%

Amgen, Inc.	170,582	17,776,350

Health Care Equipment & Supplies 1.7%

Medtronic, Inc.	600,105	28,012,901

Pharmaceuticals 6.2%

Merck & Company, Inc.	810,714	38,103,558

Novartis AG, ADR	605,337	44,649,657

Pfizer, Inc.	581,737	16,911,095

Industrials 5.6%		90,757,609

Aerospace & Defense 1.5%

L-3 Communications Holdings, Inc.	297,324	24,157,575

Air Freight & Logistics 1.6%

United Parcel Service, Inc., Class B	302,112	25,933,294

Industrial Conglomerates 1.9%

General Electric Company	1,397,580	31,152,058

Professional Services 0.6%

Robert Half International, Inc.	289,905	9,514,682

Information Technology 26.9%		433,550,264

Communications Equipment 7.7%

Cisco Systems, Inc.	2,385,580	49,906,334

QUALCOMM, Inc.	1,209,302	74,517,189

Computers & Peripherals 7.8%

Apple, Inc.	197,777	87,565,767

EMC Corp. (I)	1,682,031	37,727,955

Internet Software & Services 3.5%

Google, Inc., Class A (I)	67,992	56,064,163

IT Services 1.2%

Broadridge Financial Solutions, Inc.	800,755	20,163,011

Semiconductors & Semiconductor Equipment 3.2%

Intel Corp.	2,169,194	51,952,196

12	Large Cap Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Software 3.5%

FactSet Research Systems, Inc.	358,355	$33,710,455

Oracle Corp.	669,408	21,943,194

Materials 0.7%		11,397,934

Chemicals 0.7%

Air Products & Chemicals, Inc.	131,071	11,397,934

	Par value	Value

Short-Term Investments 0.8%		$13,542,000

(Cost $13,542,000)

Repurchase Agreement 0.8%		13,542,000
Barclays Tri-Party Repurchase Agreement dated 4-30-13 at 0.150% to be repurchased at $8,966,037 on 5-1-13, collateralized by $4,194,500 U.S.
Treasury Notes, 0.375% due 11-15-15 (valued at $4,212,199, including interest) and by $5,038,700 U.S. Treasury Bonds, 2.750% due 8-15-42
(valued at $4,933,187, including interest)	$8,966,000	8,966,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at 0.010%
to be repurchased at $4,576,001 on 5-1-13, collateralized by $4,645,000
U.S. Treasury Note, 0.625% due 8-31-17 (valued at $4,668,225,
including interest)	4,576,000	4,576,000

Total investments (Cost $1,397,978,255)† 99.9%	$1,611,147,167

Other assets and liabilities, net 0.1%		$882,484

Total net assets 100.0%	$1,612,029,651

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,401,792,317. Net unrealized appreciation aggregated $209,354,850, of which $250,606,582 related to appreciated investment securities and $41,251,732 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,397,978,255)	$1,611,147,167
Cash	678
Receivable for investments sold	7,210,750
Receivable for fund shares sold	2,168,577
Dividends and interest receivable	979,538
Other receivables and prepaid expenses	138,664
Total assets	1,621,645,374

Liabilities

Payable for investments purchased	4,418,616
Payable for fund shares repurchased	3,241,710
Payable to affiliates
Accounting and legal services fees	54,344
Transfer agent fees	414,726
Distribution and service fees	455,962
Trustees’ fees	55,468
Investment management fees	820,666
Other liabilities and accrued expenses	154,231

Total liabilities	9,615,723

Net assets	$1,612,029,651

Net assets consist of

Paid-in capital	$1,722,044,656
Undistributed net investment income	3,266,958
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(326,450,875)
Net unrealized appreciation (depreciation) on investments	213,168,912

Net assets	$1,612,029,651

14	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($970,125,046 ÷ 31,827,153 shares)[1]	$30.48
Class B ($71,037,468 ÷ 2,538,424 shares)[1]	$27.98
Class C ($241,778,952 ÷ 8,641,305 shares)[1]	$27.98
Class I ($316,101,322 ÷ 9,995,298 shares)	$31.63
Class R1 ($6,712,779 ÷ 214,150 shares)	$31.35
Class R2 ($146,289 ÷ 4,626 shares)	$31.62
Class R3 ($2,875,152 ÷ 91,618 shares)	$31.38
Class R4 ($1,731,567 ÷ 54,947 shares)	$31.51
Class R5 ($1,391,056 ÷ 43,949 shares)	$31.65
Class R6 ($130,020 ÷ 4,108 shares)	$31.65

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$32.08

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$16,335,383
Interest	1,691
Less foreign taxes withheld	(222,784)

Total investment income	16,114,290

Expenses

Investment management fees	4,801,120
Distribution and service fees	2,761,536
Accounting and legal services fees	161,928
Transfer agent fees	1,287,641
Trustees’ fees	40,140
State registration fees	69,582
Printing and postage	89,310
Professional fees	57,563
Custodian fees	82,928
Registration and filing fees	16,465
Other	42,658

Total expenses	9,410,871
Less expense reductions	(451)

Net expenses	9,410,420

Net investment income	6,703,870

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	50,523,488
Realized gain on investments not meeting investment restrictions	26,650
Foreign currency transactions	806
50,550,944
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	111,639,013
111,639,013
Net realized and unrealized gain	162,189,957

Increase in net assets from operations	$168,893,827

16	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$6,703,870	$10,737,994
Net realized gain (loss)	50,550,944	(25,736,650)
Change in net unrealized appreciation (depreciation)	111,639,013	233,559,883

Increase in net assets resulting from operations	168,893,827	218,561,227

Distributions to shareholders
From net investment income
Class A	(8,750,475)	(661,079)
Class B	(180,435)	—
Class C	(603,219)	—
Class I	(2,664,957)	(335,575)
Class R1	(40,835)	(564)
Class R2	(1,130)	—
Class R3	(17,786)	(667)
Class R4	(1,257)	(73)
Class R5	(13,252)	(2,151)
Class R6	(1,470)	(110)

Total distributions	(12,274,816)	(1,000,219)

From Fund share transactions	(28,190,274)	(839,924,296)

Total increase (decrease)	128,428,737	(622,363,288)

Net assets

Beginning of period	1,483,600,914	2,105,964,202

End of period	$1,612,029,651	$1,483,600,914

Undistributed net investment income	$3,266,958	$8,837,904

See notes to financial statements	Semiannual report | Large Cap Equity Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$27.52	$24.14	$24.60	$21.61	$18.28	$28.40	$21.23
Net investment income[3]	0.14	0.19	0.06	0.06	0.07	—[4]	0.04
Net realized and unrealized gain
(loss) on investments	3.08	3.20	(0.22)	3.01	3.88	(10.12)	7.13
Total from
investment operations	3.22	3.39	(0.16)	3.07	3.95	(10.12)	7.17
Less distributions
From net investment income	(0.26)	(0.01)	(0.30)	(0.08)	(0.62)	—	—
Net asset value, end of period	$30.48	$27.52	$24.14	$24.60	$21.61	$18.28	$28.40
Total return (%)[5,6]	11.79[7]	14.07	(0.73)	14.22	22.76	(35.63)[7]	33.77

Ratios and supplemental data

Net assets, end of period
(in millions)	$970	$943	$1,355	$1,998	$1,660	$1,249	$1,182
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.13[8]	1.14	1.12	1.16	1.23	1.11[8]	1.14
Expenses net of fee waivers
and credits	1.13[8]	1.14	1.12	1.14	1.22	1.11[8]	1.14
Net investment income (loss)	0.97[8]	0.74	0.24	0.24	0.35	(0.01)[8]	0.15
Portfolio turnover (%)	18	108	59	94	99	113	40

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.

18	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS B SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$25.20	$22.25	$22.71	$20.02	$16.89	$26.41	$19.89
Net investment income (loss)[3]	0.03	(0.01)	(0.12)	(0.11)	(0.06)	(0.16)	(0.15)
Net realized and unrealized gain
(loss) on investments	2.82	2.96	(0.22)	2.80	3.61	(9.36)	6.67
Total from
investment operations	2.85	2.95	(0.34)	2.69	3.55	(9.52)	6.52
Less distributions
From net investment income	(0.07)	—	(0.12)	—	(0.42)	—	—
Net asset value, end of period	$27.98	$25.20	$22.25	$22.71	$20.02	$16.89	$26.41
Total return (%)[4,5]	11.32[6]	13.26	(1.52)	13.44	21.85	(36.05)[6]	32.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$71	$69	$80	$104	$105	$105	$156
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.88[7]	1.89	1.87	1.92	1.98	1.85[7]	1.89
Expenses net of fee waivers
and credits	1.88[7]	1.89	1.87	1.89	1.98	1.85[7]	1.89
Net investment income (loss)	0.23[7]	(0.04)	(0.51)	(0.50)	(0.38)	(0.75)[7]	(0.63)
Portfolio turnover (%)	18	108	59	94	99	113	40

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	19

CLASS C SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$25.19	$22.25	$22.70	$20.02	$16.89	$26.41	$19.89
Net investment income (loss)[3]	0.03	(0.01)	(0.12)	(0.11)	(0.07)	(0.16)	(0.14)
Net realized and unrealized gain
(loss) on investments	2.83	2.95	(0.21)	2.79	3.62	(9.36)	6.66
Total from
investment operations	2.86	2.94	(0.33)	2.68	3.55	(9.52)	6.52
Less distributions
From net investment income	(0.07)	—	(0.12)	—	(0.42)	—	—
Net asset value, end of period	$27.98	$25.19	$22.25	$22.70	$20.02	$16.89	$26.41
Total return (%)[4,5]	11.36[6]	13.21	(1.48)	13.39	21.85	(36.05)[6]	32.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$242	$235	$313	$402	$329	$250	$176
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.88[7]	1.89	1.87	1.92	1.98	1.86[7]	1.90
Expenses net of fee waivers
and credits	1.88[7]	1.89	1.87	1.89	1.97	1.86[7]	1.89
Net investment income (loss)	0.22[7]	(0.03)	(0.51)	(0.51)	(0.40)	(0.76)[7]	(0.58)
Portfolio turnover (%)	18	108	59	94	99	113	40

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

CLASS I SHARES
Period ended	4-30-131	10-31-12	10-31-11	10-31-10	10-31-09	10-31-082	12-31-07

Per share operating performance

Net asset value, beginning
of period	$28.58	$25.00	$25.46	$22.33	$18.91	$29.28	$21.80
Net investment income3	0.19	0.29	0.15	0.14	0.14	0.09	0.19
Net realized and unrealized gain
(loss) on investments	3.21	3.32	(0.23)	3.13	4.00	(10.46)	7.30
Total from
investment operations	3.40	3.61	(0.08)	3.27	4.14	(10.37)	7.49
Less distributions
From net investment income	(0.35)	(0.03)	(0.38)	(0.14)	(0.72)	—	(0.01)
Net asset value, end of period	$31.63	$28.58	$25.00	$25.46	$22.33	$18.91	$29.28
Total return (%)4	11.995	14.45	(0.38)	14.69	23.21	(35.42)5	34.36

Ratios and supplemental data

Net assets, end of period
(in millions)	$316	$226	$347	$282	$195	$174	$271
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.816	0.80	0.76	0.76	0.84	0.746	0.76
Expenses net of fee waivers
and credits	0.816	0.80	0.76	0.76	0.84	0.746	0.75
Net investment income	1.276	1.08	0.59	0.61	0.75	0.366	0.69
Portfolio turnover (%)	18	108	59	94	99	113	40

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

20	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS R1 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$28.26	$24.85	$25.34	$22.25	$18.82
Net investment income (loss)[3]	0.09	0.10	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	3.18	3.31	(0.23)	3.12	3.45
Total from investment operations	3.27	3.41	(0.26)	3.09	3.43
Less distributions
From net investment income	(0.18)	—[4]	(0.23)	—	—
Net asset value, end of period	$31.35	$28.26	$24.85	$25.34	$22.25
Total return (%)[5]	11.61[6]	13.73	(1.07)	13.89	18.23[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$7	$7	$2	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48[8]	1.45	1.45	1.41	2.38[8]
Expenses net of fee waivers and credits	1.48[8]	1.45	1.45	1.41	1.61[8]
Net investment income (loss)	0.62[8]	0.38	(0.13)	(0.14)	(0.24)[8]
Portfolio turnover (%)	18	108	59	94	99[9]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R1 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

CLASS R2 SHARES Period ended	4-30-131	10-31-122

Per share operating performance

Net asset value, beginning of period	$28.56	$26.69
Net investment income3	0.16	0.11
Net realized and unrealized gain on investments	3.20	1.76
Total from investment operations	3.36	1.87
Less distributions
From net investment income	(0.30)	—
Net asset value, end of period	$31.62	$28.56
Total return (%)4	11.865	7.015

Ratios and supplemental data

Net assets, end of period (in millions)	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.017	0.977
Expenses including reductions and amounts recaptured	1.017	0.977
Net investment income	1.047	0.587
Portfolio turnover (%)	18	1088

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	21

CLASS R3 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$28.30	$24.87	$25.34	$22.26	$18.82
Net investment income (loss)[3]	0.11	0.12	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss)
on investments	3.16	3.32	(0.22)	3.14	3.46
Total from investment operations	3.27	3.44	(0.24)	3.09	3.44
Less distributions
From net investment income	(0.19)	(0.01)	(0.23)	(0.01)	—
Net asset value, end of period	$31.38	$28.30	$24.87	$25.34	$22.26
Total return (%)[4]	11.63[5]	13.82	(1.00)	13.89	18.28[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$3	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[7]	1.37	1.38	1.42	3.13[7]
Expenses net of fee waivers and credits	1.37[7]	1.37	1.38	1.42	1.51[7]
Net investment income (loss)	0.73[7]	0.47	(0.06)	(0.20)	(0.19)[7]
Portfolio turnover (%)	18	108	59	94	99[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

CLASS R4 SHARES Period ended	4-30-131	10-31-12	10-31-11	10-31-10	10-31-092

Per share operating performance

Net asset value, beginning of period	$28.47	$24.94	$25.38	$22.29	$18.82
Net investment income3	0.17	0.21	0.08	0.02	0.01
Net realized and unrealized gain (loss)
on investments	3.17	3.34	(0.24)	3.13	3.46
Total from investment operations	3.34	3.55	(0.16)	3.15	3.47
Less distributions
From net investment income	(0.30)	(0.02)	(0.28)	(0.06)	—
Net asset value, end of period	$31.51	$28.47	$24.94	$25.38	$22.29
Total return (%)4	11.835	14.23	(0.70)	14.16	18.445

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—6	—6	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.077	1.07	1.06	2.34	2.877
Expenses net of fee waivers and credits	0.977	1.03	1.06	1.21	1.217
Net investment income	1.127	0.78	0.30	0.08	0.117
Portfolio turnover (%)	18	108	59	94	998

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

22	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS R5 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$28.61	$25.01	$25.44	$22.32	$18.82
Net investment income[3]	0.20	0.29	0.16	0.05	0.03
Net realized and unrealized gain (loss)
on investments	3.20	3.34	(0.24)	3.18	3.47
Total from investment operations	3.40	3.63	(0.08)	3.23	3.50
Less distributions
From net investment income	(0.36)	(0.03)	(0.35)	(0.11)	—
Net asset value, end of period	$31.65	$28.61	$25.01	$25.44	$22.32
Total return (%)[4]	11.99[5]	14.52	(0.38)	14.52	18.60[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$2	$2	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[7]	0.76	0.74	0.89	2.40[7]
Expenses net of fee waivers and credits	0.73[7]	0.76	0.74	0.89	0.91[7]
Net investment income	1.33[7]	1.08	0.59	0.22	0.37[7]
Portfolio turnover (%)	18	108	59	94	99[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 11-1-08 to 10-31-09.

CLASS R6 SHARES Period ended	4-30-131	10-31-12	10-31-112

Per share operating performance

Net asset value, beginning of period	$28.61	$25.00	$24.67
Net investment income3	0.20	0.29	0.02
Net realized and unrealized gain on investments	3.20	3.35	0.31
Total from investment operations	3.40	3.64	0.33
Less distributions
From net investment income	(0.36)	(0.03)	—
Net asset value, end of period	$31.65	$28.61	$25.00
Total return (%)4	12.005	14.57	1.345

Ratios and supplemental data

Net assets, end of period (in millions)	—6	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.737	0.72	0.757
Expenses including reductions and amounts recaptured	0.737	0.72	0.757
Net investment income	1.367	1.10	0.477
Portfolio turnover (%)	18	108	598

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Large Cap Equity Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions

24	Large Cap Equity Fund | Semiannual report

in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$228,415,858	$228,415,858	—	—
Consumer Staples	115,779,088	93,062,542	$22,716,546	—
Energy	197,730,371	197,725,371	—	$5,000
Financials	374,520,482	374,520,482	—	—
Health Care	145,453,561	145,453,561	—	—
Industrials	90,757,609	90,757,609	—	—
Information Technology	433,550,264	433,550,264	—	—
Materials	11,397,934	11,397,934	—	—
Short-Term Investments	13,542,000	—	13,542,000	—

Total Investments in
Securities	$1,611,147,167	$1,574,883,621	$36,258,546	$5,000

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

During the period ended April 30, 2013, the Fund realized gains of $26,650 on the disposal of investments not meeting the Fund’s respective investment guidelines.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Semiannual report | Large Cap Equity Fund	25

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $1,401. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

26	Large Cap Equity Fund | Semiannual report

For federal income tax purposes, the Fund has a capital loss carryforward of $373,187,757 available to offset future net realized capital gains as of October 31, 2012. The following table details the capital loss carryforward available as of October 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31	NO EXPIRATION DATE
2017	SHORT-TERM	LONG-TERM

$343,016,298	—	$30,171,459

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net assets and b) 0.600% of the Fund’s average daily net assets in excess of $3,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

Semiannual report | Large Cap Equity Fund	27

For the period November 1, 2012 through February 28, 2013, the Advisor contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.75% for Class R6 shares, which excluded certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and extraordinary expenses. For the six months ended April 30, 2013, there were no expense reductions or reimbursements related to this agreement.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net effective rate of 0.625% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to an Accounting and Legal Services Agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class R5 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 the Fund pays for certain other services. The Fund pays the following contractual rates of distribution fees and may pay up to the following service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. The waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the Fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $451 for the six months ended April 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $432,459 for the six months ended April 30, 2013. Of this amount, $66,703 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $354,565 was paid as sales commissions to broker-dealers and $11,191 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are

28	Large Cap Equity Fund | Semiannual report

applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $9,478, $66,103 and $3,086 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,189,985	$864,987
Class B	352,319	64,052
Class C	1,183,724	215,091
Class I	—	141,817
Class R1	24,982	961
Class R2	170	18
Class R3	8,744	393
Class R4	1,578	131
Class R5	34	173
Class R6	—	18
Total	$2,761,536	$1,287,641

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Semiannual report | Large Cap Equity Fund	29

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,471,686	$72,004,929	3,332,247	$86,274,164
Distributions reinvested	290,631	8,192,890	26,936	617,368
Repurchased	(5,207,145)	(150,900,984)	(25,224,004)	(636,903,398)

Net decrease	(2,444,828)	($70,703,165)	(21,864,821)	($550,011,866)

Class B shares

Sold	167,759	$4,490,635	168,321	$3,991,437
Distributions reinvested	6,029	156,452	—	—
Repurchased	(373,860)	(10,017,204)	(1,010,435)	(23,787,254)

Net decrease	(200,072)	($5,370,117)	(842,114)	($19,795,817)

Class C shares

Sold	414,764	$11,199,433	495,180	$11,646,499
Distributions reinvested	17,477	453,519	—	—
Repurchased	(1,105,058)	(29,366,969)	(5,235,444)	(122,579,588)

Net decrease	(672,817)	($17,714,017)	(4,740,264)	($110,933,089)

Class I shares

Sold	3,690,598	$113,146,827	2,699,033	$71,108,297
Distributions reinvested	75,277	2,198,840	10,547	250,283
Repurchased	(1,675,631)	(50,892,224)	(8,683,068)	(228,104,786)

Net increase (decrease)	2,090,244	$64,453,443	(5,973,488)	($156,746,206)

Class R1 shares

Sold	39,049	$1,181,305	68,220	$1,800,513
Distributions reinvested	1,122	32,572	18	422
Repurchased	(59,184)	(1,788,915)	(97,482)	(2,586,016)

Net decrease	(19,013)	($575,038)	(29,244)	($785,081)

Class R2 shares[1]

Sold	1,235	$38,455	3,747	$100,000
Repurchased	(356)	(11,104)	—	—

Net increase	879	$27,351	3,747	$100,000

Class R3 shares

Sold	8,119	$247,873	15,320	$403,744
Distributions reinvested	612	17,786	28	667
Repurchased	(15,537)	(450,865)	(31,745)	(844,356)

Net decrease	(6,806)	($185,206)	(16,397)	($439,945)

Class R4 shares

Sold	59,042	$1,828,507	1,279	$34,409
Distributions reinvested	43	1,257	3	73
Repurchased	(8,513)	(263,033)	(1,304)	(35,316)

Net increase (decrease)	50,572	$1,566,731	(22)	($834)

30	Large Cap Equity Fund | Semiannual report

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	11,256	$340,525	7,665	$204,385
Distributions reinvested	453	13,252	89	2,125
Repurchased	(1,500)	(45,712)	(54,733)	(1,517,968)

Net increase (decrease)	10,209	$308,065	(46,979)	($1,311,458)

Class R6 shares

Sold	54	$1,679	—	—

Net increase	54	$1,679	—	—

Net decrease	(1,191,578)	($28,190,274)	(33,509,582)	($839,924,296)

1The inception date for Class R2 shares is 3-1-12.

Affiliates of the Fund owned 81% and 99% of shares of beneficial interest of Class R2 and Class R6, respectively, on April 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $281,935,981 and $290,597,790, respectively, for the six months ended April 30, 2013.

Semiannual report | Large Cap Equity Fund	31

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust and each of its series, including John Hancock Large Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	186,793,981.29	2,454,725.91
Peter S. Burgess	186,767,594.21	2,481,112.98
William H. Cunningham	186,751,001.08	2,497,706.12
Grace K. Fey	186,971,057.60	2,277,649.60
Theron S. Hoffman	186,860,324.01	2,388,383.19
Deborah C. Jackson	187,030,187.95	2,218,519.25
Hassell H. McClellan	186,781,849.17	2,466,858.02
James M. Oates	186,740,904.19	2,507,803.01
Steven R. Pruchansky	186,832,688.86	2,416,018.33
Gregory A. Russo	186,893,937.02	2,354,770.18
Non-Independent Trustees
James R. Boyle	186,948,038.35	2,300,668.84
Craig Bromley	186,944,350.74	2,304,356.46
Warren A. Thomson	186,985,205.97	2,263,501.23

32	Large Cap Equity Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Large Cap Equity Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	50SA 4/13
MF142361	6/13

John Hancock

MUTUAL FUNDS

John Hancock

Small Cap Intrinsic Value Fund

Semiannual Report

4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–4.83	–2.16	—	3.83[1]	–2.86	–4.83	–10.35	—	35.97[1]

Class B	–5.92	–2.50	—	3.61[1]	–3.36	–5.92	–11.91	—	33.57[1]

Class C	–1.60	–1.88	—	3.77[1]	0.89	–1.60	–9.06	—	35.28[1]

Class I2	0.51	–0.80	—	4.89[1]	2.45	0.51	–3.96	—	47.68[1]

Class R6[2,3]	0.58	–0.63	—	5.02[1]	2.52	0.58	–3.13	—	49.13[1]

Class NAV[2]	0.67	–0.60	—	–2.47[4]	2.52	0.67	–2.99	—	–13.92[4]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable to Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-14 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Net (%)	1.50	2.50	2.25	1.19	1.10	0.96
Gross (%)	1.50	2.50	2.25	1.19	20.35	0.96

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Small Cap Intrinsic Value Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$13,357	$13,357	$16,671

Class C5	2-28-05	13,528	13,528	16,671

Class I2	2-28-05	14,768	14,768	16,671

Class R6[2,3]	2-28-05	14,913	14,913	16,671

Class NAV[2]	5-1-07	8,608	8,608	12,623

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

4 From 5-1-07.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Small Cap Intrinsic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,022.50	$7.52

Class B	1,000.00	1,016.40	13.50

Class C	1,000.00	1,018.90	11.46

Class I	1,000.00	1,024.50	6.43

Class R6	1,000.00	1,025.20	5.52

Class NAV	1,000.00	1,025.20	4.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Intrinsic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,017.40	$7.50

Class B	1,000.00	1,011.40	13.47

Class C	1,000.00	1,013.40	11.43

Class I	1,000.00	1,018.40	6.41

Class R6	1,000.00	1,019.30	5.51

Class NAV	1,000.00	1,020.00	4.81

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.70%, 2.29%, 1.28%, 1.10% and 0.96% for Class A, Class B, Class C, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Intrinsic Value Fund	9

Portfolio summary

Top 10 Holdings (21.3% of Net Assets on 4-30-13)[1,2]

Greatbatch, Inc.	2.6%	Tenneco, Inc.	2.0%

Bio-Rad Laboratories, Inc., Class A	2.5%	The Cooper Companies, Inc.	2.0%

BBCN Bancorp, Inc.	2.3%	Inter Parfums, Inc.	1.9%

Cinemark Holdings, Inc.	2.2%	Vail Resorts, Inc.	1.9%

Hudson Pacific Properties, Inc.	2.1%	Regis Corp.	1.8%

Sector Composition[1,3]

Financials	21.0%	Consumer Staples	5.5%

Consumer Discretionary	16.1%	Energy	4.6%

Information Technology	16.0%	Materials	4.2%

Industrials	15.1%	Utilities	1.4%

Health Care	13.4%	Short-Term Investments & Other	2.7%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Small Cap Intrinsic Value Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value

Common Stocks 97.3%		$260,442,330

(Cost $266,086,223)

Consumer Discretionary 16.1%		43,222,719

Auto Components 2.0%

Azure Dynamics Corp. (I)	362,500	1,812

Tenneco, Inc. (I)	137,442	5,314,882

Diversified Consumer Services 3.8%

Coinstar, Inc. (I)	54,709	2,889,182

LifeLock, Inc. (I)	253,283	2,279,547

Regis Corp.	263,023	4,931,681

Hotels, Restaurants & Leisure 3.2%

Bravo Brio Restaurant Group, Inc. (I)	152,464	2,591,884

Ignite Restaurant Group, Inc. (I)	56,517	985,656

Vail Resorts, Inc.	83,028	5,006,588

Media 3.9%

Acquity Group, Ltd., ADR (I)	439,175	2,854,638

Cinemark Holdings, Inc.	191,707	5,921,829

ReachLocal, Inc. (I)	106,278	1,771,654

Multiline Retail 0.8%

Big Lots, Inc. (I)	60,937	2,219,326

Textiles, Apparel & Luxury Goods 2.4%

Crocs, Inc. (I)	184,574	2,956,875

Movado Group, Inc.	115,647	3,497,165

Consumer Staples 5.5%		14,766,245

Household Products 1.9%

Central Garden & Pet Company (I)	41,483	362,976

Central Garden & Pet Company, Class A (I)	527,526	4,642,229

Personal Products 3.6%

Elizabeth Arden, Inc. (I)	113,126	4,632,510

Inter Parfums, Inc.	177,029	5,128,530

Energy 4.6%		12,246,339

Energy Equipment & Services 1.8%

C&J Energy Services, Inc. (I)	149,006	2,948,829

Dawson Geophysical Company (I)	59,820	1,838,867

Oil, Gas & Consumable Fuels 2.8%

Berry Petroleum Company, Class A	88,366	4,233,615

Kodiak Oil & Gas Corp. (I)	411,881	3,225,028

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	11

	Shares	Value

Financials 21.0%		$56,178,611

Capital Markets 3.3%

Evercore Partners, Inc., Class A	125,136	4,723,884

Golub Capital BDC, Inc.	139,190	2,453,920

PennantPark Investment Corp.	137,305	1,606,469

Commercial Banks 7.5%

Banner Corp.	91,183	2,978,949

BBCN Bancorp, Inc.	468,519	6,034,525

Bond Street Holdings, Inc., Class B (I)(S)	15,372	215,208

City National Corp.	53,672	3,071,649

East West Bancorp, Inc.	181,625	4,418,936

Prosperity Bancshares, Inc.	72,650	3,337,541

Diversified Financial Services 0.1%

PICO Holdings, Inc. (I)	18,767	407,244

Insurance 1.7%

Validus Holdings, Ltd.	116,388	4,493,741

Real Estate Investment Trusts 5.0%

Campus Crest Communities, Inc.	290,452	3,967,574

Hudson Pacific Properties, Inc.	249,975	5,701,930

LaSalle Hotel Properties	143,521	3,721,500

Thrifts & Mortgage Finance 3.4%

Brookline Bancorp, Inc.	461,550	3,877,020

EverBank Financial Corp.	169,764	2,716,224

Northeast Community Bancorp, Inc.	410,770	2,452,297

Health Care 13.4%		35,948,963

Health Care Equipment & Supplies 9.9%

AtriCure, Inc. (I)	122,055	1,017,939

Given Imaging Corp., ADR (I)	110,032	1,752,810

Greatbatch, Inc. (I)	249,530	6,971,868

Hill-Rom Holdings, Inc.	88,662	3,020,714

ICU Medical, Inc. (I)	47,000	2,831,750

Orthofix International NV (I)	79,470	2,574,828

STERIS Corp.	71,908	2,990,654

The Cooper Companies, Inc.	47,444	5,237,818

Health Care Providers & Services 1.0%

Patterson Companies, Inc.	72,946	2,768,301

Life Sciences Tools & Services 2.5%

Bio-Rad Laboratories, Inc., Class A (I)	56,637	6,782,281

Industrials 15.1%		40,280,915

Aerospace & Defense 3.7%

B/E Aerospace, Inc. (I)	72,628	4,556,681

Esterline Technologies Corp. (I)	57,378	4,305,645

LMI Aerospace, Inc. (I)	49,255	1,053,564

Air Freight & Logistics 1.5%

Hub Group, Inc., Class A (I)	110,754	4,059,134

12	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

	Shares	Value

Building Products 1.8%

AO Smith Corp.	63,309	$4,775,398

Commercial Services & Supplies 1.4%

InnerWorkings, Inc. (I)	267,767	2,696,414

Performant Financial Corp. (I)	94,296	917,500

Construction & Engineering 1.4%

MasTec, Inc. (I)	134,476	3,738,433

Electrical Equipment 1.5%

Regal-Beloit Corp.	51,151	4,021,492

Machinery 1.6%

CIRCOR International, Inc.	24,546	1,161,762

Nordson Corp.	46,110	3,204,184

Road & Rail 0.7%

Knight Transportation, Inc.	120,836	1,887,458

Trading Companies & Distributors 1.5%

Watsco, Inc.	46,258	3,903,250

Information Technology 16.0%		42,806,398

Communications Equipment 3.1%

Aruba Networks, Inc. (I)	153,751	3,457,860

Finisar Corp. (I)	170,208	2,185,471

NETGEAR, Inc. (I)	87,476	2,605,910

Electronic Equipment, Instruments & Components 0.7%

InvenSense, Inc. (I)	190,966	1,779,803

Internet Software & Services 2.1%

CrowdGather, Inc. (I)	2,655,164	108,862

Cupid PLC	273,051	324,472

Snap Interactive, Inc. (I)	1,947,968	1,198,000

ValueClick, Inc. (I)	132,697	4,095,029

Semiconductors & Semiconductor Equipment 1.4%

ON Semiconductor Corp. (I)	482,752	3,794,431

Software 8.7%

Cadence Design Systems, Inc. (I)	269,991	3,725,876

Guidewire Software, Inc. (I)	103,785	4,159,703

Infoblox, Inc. (I)	110,606	2,445,499

NICE Systems, Ltd., ADR (I)	65,533	2,324,456

Qualys, Inc. (I)	148,924	1,638,164

RealPage, Inc. (I)	79,322	1,618,169

Solera Holdings, Inc.	47,741	2,748,927

SS&C Technologies Holdings, Inc. (I)	149,748	4,595,766

Materials 4.2%		11,327,708

Chemicals 2.7%

Cytec Industries, Inc.	46,851	3,413,564

H.B. Fuller Company	103,192	3,910,977

Metals & Mining 1.5%

Compass Minerals International, Inc.	46,258	4,003,167

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	13

	Shares	Value

Utilities 1.4%		$3,664,432

Electric Utilities 1.4%

UNS Energy Corp.	71,908	3,664,432

Warrants 0.0%		$14,466

(Cost $0)

CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)	1,875,000	2

Snap Interactive, Inc. (Expiration Date: 1-19-16; Strike Price: $2.50) (I)	1,000,000	14,464

	Par value	Value

Short-Term Investments 3.5%		$9,194,000

(Cost $9,194,000)

Repurchase Agreement 3.5%		9,194,000

Barclays Tri-Party Repurchase Agreement dated 4-30-13 at 0.150%
to be repurchased at $6,087,025 on 5-1-13, collateralized by
$6,341,600 U.S. Treasury Bonds, 2.750% due 8-15-42 (valued at
$6,208,804, including interest)	$6,087,000	6,087,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $3,107,001 on 5-1-13, collateralized by $3,155,000 U.S. Treasury Notes, 0.625% due 8-31-17 (valued at
$3,170,775, including interest)	3,107,000	3,107,000

Total investments (Cost $275,280,223)† 100.8%		$269,650,796

Other assets and liabilities, net (0.8%)		($2,016,243)

Total net assets 100.0%		$267,634,553

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) The security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $275,818,884. Net unrealized depreciation aggregated $6,168,088, of which $7,210,783 related to appreciated investment securities and $13,378,871 related to depreciated investment securities.

14	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $275,280,223)	$269,650,796
Cash	240
Receivable for investments sold	4,443,458
Receivable for fund shares sold	59,192
Dividends and interest receivable	73,881
Receivable due from advisor	413
Other receivables and prepaid expenses	41,667

Total assets	274,269,647

Liabilities

Payable for investments purchased	6,188,446
Payable for fund shares repurchased	337,295
Payable to affiliates
Accounting and legal services fees	11,384
Transfer agent fees	25,774
Distribution and service fees	30,217
Trustees’ fees	4,724
Other liabilities and accrued expenses	37,254

Total liabilities	6,635,094

Net assets	$267,634,553

Net assets consist of

Paid-in capital	$457,812,978
Accumulated net investment loss	(662,776)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(183,885,994)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(5,629,655)

Net assets	$267,634,553

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($59,403,320 ÷ 5,024,338 shares)[1]	$11.82
Class B ($3,243,214 ÷ 289,981 shares)[1]	$11.18
Class C ($14,315,129 ÷ 1,267,248 shares)[1]	$11.30
Class I ($11,362,957 ÷ 937,892 shares)	$12.12
Class R6 ($111,860 ÷ 9,157 shares)	$12.22
Class NAV ($179,198,073 ÷ 14,661,377 shares)	$12.22

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.44

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,280,102
Interest	1,850
Less foreign taxes withheld	(50,984)

Total investment income	1,230,968

Expenses

Investment management fees	1,231,589
Distribution and service fees	207,444
Accounting and legal services fees	29,909
Transfer agent fees	89,478
Trustees’ fees	8,399
State registration fees	51,137
Printing and postage	15,854
Professional fees	25,111
Custodian fees	25,732
Registration and filing fees	18,802
Other	11,672

Total expenses	1,715,127
Less expense reductions	(9,771)

Net expenses	1,705,356

Net investment loss	(474,388)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	22,103,901
Investments in affiliated issuers	(1,425,312)
Foreign currency transactions	(3,647)

20,674,942

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(12,034,299)
Investments in affiliated issuers	(1,144,429)
Translation of assets and liabilities in foreign currencies	(228)

(13,178,956)

Net realized and unrealized gain	7,495,986

Increase in net assets from operations	$7,021,598

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($474,388)	($2,236,088)
Net realized gain (loss)	20,674,942	(23,740,766)
Change in net unrealized appreciation (depreciation)	(13,178,956)	59,547,899

Increase in net assets resulting from operations	7,021,598	33,571,045

Distributions to shareholders
From net investment income
Class A	—	(1,106,576)
Class B	—	(8,593)
Class C	—	(85,185)
Class I	—	(273,998)
Class R6	—	(1,477)
Class NAV	—	(3,479,170)

Total distributions	—	(4,954,999)

From Fund share transactions	(29,467,262)	(114,797,623)

Total decrease	(22,445,664)	(86,181,577)

Net assets

Beginning of period	290,080,217	376,261,794

End of period	$267,634,553	$290,080,217

Accumulated net investment loss	($662,776)	($188,388)

18	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$11.56	$10.59	$11.65	$8.84	$6.95	$14.68	$13.70
Net investment income (loss)[3]	(0.04)	(0.10)	0.02	(0.06)	(0.08)	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments	0.30	1.19	(1.00)	2.87	2.27	(7.72)	1.36
Total from
investment operations	0.26	1.09	(0.98)	2.81	2.19	(7.73)	1.35
Less distributions
From net investment income	—	(0.12)	(0.08)	—	(0.07)	—	—
From net realized gain	—	—	—	—	(0.23)	—	(0.37)
Total distributions	—	(0.12)	(0.08)	—	(0.30)	—	(0.37)
Net asset value, end
of period	$11.82	$11.56	$10.59	$11.65	$8.84	$6.95	$14.68
Total return (%)[4,5]	2.25[6]	10.48	(8.56)	31.79	33.57	(52.66)[6]	9.91

Ratios and supplemental data

Net assets, end of period
(in millions)	$59	$79	$105	$166	$119	$100	$199
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.50[7]	1.51	1.47	1.52	1.86[8]	1.56[7]	1.54
Expenses net of fee waivers
and credits	1.50[7]	1.51	1.47	1.49	1.84[8]	1.56[7]	1.53
Net investment income (loss)	(0.60)[7]	(0.93)	0.14	(0.52)	(1.10)	(0.10)[7]	(0.07)
Portfolio turnover (%)	121	70	95	112	127	70	32

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	19

CLASS B SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$11.00	$10.08	$11.14	$8.54	$6.79	$14.41	$13.55
Net investment loss[3]	(0.10)	(0.20)	(0.11)	(0.16)	(0.15)	(0.08)	(0.12)
Net realized and unrealized
gain (loss) on investments	0.28	1.14	(0.95)	2.76	2.20	(7.54)	1.35
Total from
investment operations	0.18	0.94	(1.06)	2.60	2.05	(7.62)	1.23
Less distributions
From net investment income	—	(0.02)	—	—	(0.07)	—	—
From net realized gain	—	—	—	—	(0.23)	—	(0.37)
Total distributions	—	(0.02)	—	—	(0.30)	—	(0.37)
Net asset value, end
of period	$11.18	$11.00	$10.08	$11.14	$8.54	$6.79	$14.41
Total return (%)[4,5]	1.64[6]	9.36	(9.52)	30.44	32.25	(52.88)[6]	9.13

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$4	$4	$6	$5	$4	$9
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.70[7]	2.51	2.45	2.58	2.86[8]	2.28[7]	2.24
Expenses net of fee waivers
and credits	2.70[7]	2.51	2.45	2.54	2.84[8]	2.27[7]	2.23
Net investment loss	(1.81)[7]	(1.88)	(0.89)	(1.58)	(2.11)	(0.80)[7]	(0.82)
Portfolio turnover (%)	121	70	95	112	127	70	32

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

20	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$11.09	$10.16	$11.19	$8.56	$6.79	$14.41	$13.55
Net investment loss[3]	(0.08)	(0.18)	(0.07)	(0.13)	(0.13)	(0.08)	(0.11)
Net realized and unrealized
gain (loss) on investments	0.29	1.15	(0.96)	2.76	2.20	(7.54)	1.34
Total from
investment operations	0.21	0.97	(1.03)	2.63	2.07	(7.62)	1.23
Less distributions
From net investment income	—	(0.04)	—	—	(0.07)	—	—
From net realized gain	—	—	—	—	(0.23)	—	(0.37)
Total distributions	—	(0.04)	—	—	(0.30)	—	(0.37)
Net asset value, end
of period	$11.30	$11.09	$10.16	$11.19	$8.56	$6.79	$14.41
Total return (%)[4,5]	1.89[6]	9.62	(9.20)	30.72	32.56	(52.88)[6]	9.13

Ratios and supplemental data

Net assets, end of period
(in millions)	$14	$18	$23	$32	$22	$20	$49
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.29[7]	2.26	2.21	2.28	2.64[8]	2.25[7]	2.24
Expenses net of fee waivers
and credits	2.29[7]	2.26	2.21	2.24	2.62[8]	2.25[7]	2.23
Net investment loss	(1.40)[7]	(1.67)	(0.61)	(1.28)	(1.88)	(0.77)[7]	(0.76)
Portfolio turnover (%)	121	70	95	112	127	70	32

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	21

CLASS I SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$11.83	$10.86	$11.93	$9.02	$7.06	$14.85	$13.80
Net investment income (loss)[3]	(0.02)	(0.07)	0.06	(0.02)	(0.05)	0.05	0.09
Net realized and unrealized
gain (loss) on investments	0.31	1.20	(1.01)	2.93	2.31	(7.84)	1.34
Total from
investment operations	0.29	1.13	(0.95)	2.91	2.26	(7.79)	1.43
Less distributions
From net investment income	—	(0.16)	(0.12)	—	(0.07)	—	(0.01)
From net realized gain	—	—	—	—	(0.23)	—	(0.37)
Total distributions	—	(0.16)	(0.12)	—	(0.30)	—	(0.38)
Net asset value, end
of period	$12.12	$11.83	$10.86	$11.93	$9.02	$7.06	$14.85
Total return (%)[4]	2.45[5]	10.70	(8.17)	32.26	34.11	(52.46)[5]	10.39

Ratios and supplemental data

Net assets, end of period
(in millions)	$11	$13	$24	$34	$16	$20	$82
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.28[6]	1.20	1.10	1.12	1.42[7]	1.06[6]	1.10
Expenses net of fee waivers
and credits	1.28[6]	1.20	1.10	1.12	1.42[7]	1.06[6]	1.09
Net investment income (loss)	(0.40)[6]	(0.65)	0.50	(0.17)	(0.65)	0.43[6]	0.57
Portfolio turnover (%)	121	70	95	112	127	70	32

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

CLASS R6 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$11.92	$10.93	$11.11
Net investment income (loss)[3]	(0.01)	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	0.31	1.20	(0.21)
Total from investment operations	0.30	1.15	(0.18)
Less distributions
From net investment income	—	(0.16)	—
Net asset value, end of period	$12.22	$11.92	$10.93
Total return (%)[4]	2.52[5]	10.84	(1.62)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.98[7]	20.36	17.39[7]
Expenses including reductions and amounts recaptured	1.10[7]	1.10	1.10[7]
Net investment income (loss)	(0.24)[7]	(0.44)	1.68[7]
Portfolio turnover (%)	121	70	95[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

22	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning
of period	$11.92	$10.92	$12.00	$9.06	$7.07	$14.85	$15.73
Net investment income (loss)[4]	(0.01)	(0.05)	0.07	—	(0.03)	0.05	0.09
Net realized and unrealized
gain (loss) on investments	0.31	1.23	(1.02)	2.94	2.32	(7.83)	(0.58)
Total from
investment operations	0.30	1.18	(0.95)	2.94	2.29	(7.78)	(0.49)
Less distributions
From net investment income	—	(0.18)	(0.13)	—	(0.07)	—	(0.02)
From net realized gain	—	—	—	—	(0.23)	—	(0.37)
Total distributions	—	(0.18)	(0.13)	—	(0.30)	—	(0.39)
Net asset value, end
of period	$12.22	$11.92	$10.92	$12.00	$9.06	$7.07	$14.85
Total return (%)[5]	2.52[6]	11.08	(8.09)	32.45	34.52	(52.39)[6]	(3.05)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$179	$175	$220	$146	$108	$84	$181
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.96[7]	0.97	0.96	0.96	1.18[8]	0.99[7]	0.94[7]
Expenses net of fee waivers
and credits	0.96[7]	0.97	0.96	0.96	1.18[8]	0.99[7]	0.94[7]
Net investment
income (loss)	(0.10)[7]	(0.40)	0.57	—[9]	(0.45)	0.51[7]	0.57[7]
Portfolio turnover (%)	121	70	95	112	127	70	32[10]

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 The inception date for Class NAV shares is 5-1-07.
4 Based on the average daily shares outstanding.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
9 Less than 0.005%.
10 Portfolio turnover is shown for the period from 1-1-06 to 12-31-07.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted

24	Small Cap Intrinsic Value Fund | Semiannual report

prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$43,222,719	$43,220,907	$1,812	—
Consumer Staples	14,766,245	14,766,245	—	—
Energy	12,246,339	12,246,339	—	—
Financials	56,178,611	55,963,403	—	$215,208
Health Care	35,948,963	35,948,963	—	—
Industrials	40,280,915	40,280,915	—	—
Information Technology	42,806,398	42,481,926	324,472	—
Materials	11,327,708	11,327,708	—	—
Utilities	3,664,432	3,664,432	—	—
Warrants	14,466	—	14,466	—
Short-Term Investments	9,194,000	—	9,194,000	—

Total Investments in
Securities	$269,650,796	$259,900,838	$9,534,750	$215,208

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

COMMON STOCK

Balance as of 10-31-12	$12,025,000
Realized gain (loss)	(3,778,217)
Change in unrealized appreciation (depreciation)	1,036,467
Purchases	—
Sales	(9,068,042)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4-30-13	$215,208
Change in unrealized at period end*	$1,036,467

* Change in unrealized appreciation (depreciation) attibutable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Semiannual report | Small Cap Intrinsic Value Fund	25

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $650. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the

26	Small Cap Intrinsic Value Fund | Semiannual report

class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $204,022,275 available to offset future net realized capital gains as of October 31, 2012. The following table details the capital loss carryforward available as of October 31, 2012:

CAPITAL LOSS CARRYFORWARD
EXPIRING	NO EXPIRATION DATE
OCTOBER 31, 2017
SHORT TERM	SHORT TERM	LONG TERM

$174,305,711	$17,460,560	$12,256,004

Qualified late year ordinary losses of $182,832 are treated as occurring on November 1, 2012, the first day of the Fund’s next taxable year.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, passive foreign investment companies, net operating losses and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Semiannual report | Small Cap Intrinsic Value Fund	27

arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on February 28, 2014, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, this expense reduction amounted to $9,771 for the six months ended April 30, 2013.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.87% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,501 for the six months ended April 30, 2013. Of this amount, $2,226 was retained and used for printing prospectuses, advertising, sales literature and other

28	Small Cap Intrinsic Value Fund | Semiannual report

purposes, $10,345 was paid as sales commissions to broker-dealers and $930 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, there were no CDSCs received by the Distributor for Class A shares. CDSCs received by the Distributor amounted to $7,291 and $323 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$106,723	$64,765	$11,328	$9,977
B	19,034	3,465	9,855	770
C	81,687	14,874	9,845	2,673
I	—	6,358	10,485	2,225
R6	—	16	9,624	209
Total	$207,444	$89,478	$51,137	$15,854

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Semiannual report | Small Cap Intrinsic Value Fund	29

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	332,947	$3,929,493	1,517,066	$17,364,923
Distributions reinvested	—	—	109,723	1,073,239
Repurchased	(2,155,431)	(25,491,709)	(4,685,842)	(51,934,286)

Net decrease	(1,822,484)	($21,562,216)	(3,059,053)	($33,496,124)

Class B shares

Sold	7,429	$83,924	80,474	$898,990
Distributions reinvested	—	—	839	7,929
Repurchased	(90,697)	(1,013,761)	(147,625)	(1,569,851)

Net decrease	(83,268)	($929,837)	(66,312)	($662,932)

Class C shares

Sold	31,968	$360,884	186,535	$2,044,720
Distributions reinvested	—	—	8,037	76,045
Repurchased	(387,917)	(4,397,178)	(808,067)	(8,672,965)

Net decrease	(355,949)	($4,036,294)	(613,495)	($6,552,200)

Class I shares

Sold	357,300	$4,449,641	382,495	$4,461,010
Distributions reinvested	—	—	13,167	131,408
Repurchased	(539,476)	(6,566,133)	(1,494,748)	(16,433,642)

Net decrease	(182,176)	($2,116,492)	(1,099,086)	($11,841,224)

Class R6 shares

Sold	155	$1,957	—	—
Distributions reinvested	—	—	1[1]	$9

Net increase	155	$1,957	1[1]	$9

Class NAV shares

Sold	38,271	$467,356	1,035,238	$11,376,930
Distributions reinvested	—	—	346,614	3,479,170
Repurchased	(104,823)	(1,291,736)	(6,789,453)	(77,101,252)

Net decrease	(66,552)	($824,380)	(5,407,601)	($62,245,152)

Net decrease	(2,510,274)	($29,467,262)	(10,245,546)	($114,797,623)

1The distribution reinvested was 0.73 shares.

Affiliates of the Fund owned 98% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on April 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $324,181,533 and $361,575,987, respectively, for the six months ended April 30, 2013.

30	Small Cap Intrinsic Value Fund | Semiannual report

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the Fund’s net assets. For the six months ended April 30, 2013, John Hancock Lifestyle Aggressive Portfolio, John Hancock Lifestyle Growth Portfolio and John Hancock Lifestyle Balanced Portfolio had an affiliate ownership concentration of 13.99%, 28.92% and 23.19%, respectively, of the Fund’s net assets.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The table below is a summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2013. On April 30, 2013, as a result of sale transactions, CrowdGather, Inc. and Snap Interactive, Inc. were no longer 5% affiliated issuers.

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	LOSS	INCOME	VALUE

CrowdGather, Inc.
Purchased: none
Sold: 1,294,836	3,950,000	2,655,164	(1,354,625)	—	$108,862

CrowdGather, Inc. Warrant
Purchased: none
Sold: none	1,875,000	1,875,000	—	—	2

Snap Interactive, Inc.
Purchased: none
Sold: 52,032	2,000,000	1,947,968	(70,687)	—	1,198,000

Snap Interactive, Inc. Warrant
Purchased: none
Sold: none	1,000,000	1,000,000	—	—	14,464

Semiannual report | Small Cap Intrinsic Value Fund	31

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust and each of its series, including John Hancock Small Cap Intrinsic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	186,793,981.29	2,454,725.91
Peter S. Burgess	186,767,594.21	2,481,112.98
William H. Cunningham	186,751,001.08	2,497,706.12
Grace K. Fey	186,971,057.60	2,277,649.60
Theron S. Hoffman	186,860,324.01	2,388,383.19
Deborah C. Jackson	187,030,187.95	2,218,519.25
Hassell H. McClellan	186,781,849.17	2,466,858.02
James M. Oates	186,740,904.19	2,507,803.01
Steven R. Pruchansky	186,832,688.86	2,416,018.33
Gregory A. Russo	186,893,937.02	2,354,770.18
Non-Independent Trustees
James R. Boyle	186,948,038.35	2,300,668.84
Craig Bromley	186,944,350.74	2,304,356.46
Warren A. Thomson	186,985,205.97	2,263,501.23

32	Small Cap Intrinsic Value Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Small Cap Intrinsic Value Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	64SA 4/13
MF142364	6/13

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Semiannual Report
4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–9.31	–1.67	—	7.06[1]	–6.44	–9.31	–8.06	—	74.61[1]

Class B	–9.92	–1.74	—	7.02[1]	–6.73	–9.92	–8.42	—	74.10[1]

Class C	–6.09	–1.36	—	7.05[1]	–2.76	–6.09	–6.60	—	74.49[1]

Class I2	–4.09	–0.28	—	8.11[1]	–1.27	–4.09	–1.39	—	89.06[1]

Class R2[2,3]	–4.61	–1.75	—	6.38[1]	–1.54	–4.61	–8.47	—	65.69[1]

Class R6[2,3]	–4.07	–0.23	—	8.14[1]	–1.27	–4.07	–1.17	—	89.43[1]

Class NAV[2]	–3.96	–0.11	—	–0.56[4]	–1.22	–3.96	–0.55	—	–3.04[4]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.49	2.25	2.20	1.11	1.61	1.10	0.96
Gross (%)	1.49	2.25	2.20	1.11	20.61	22.44	0.96

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Global Opportunities Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$17,410	$17,410	$16,395

Class C5	2-28-05	17,449	17,449	16,395

Class I2	2-28-05	18,906	18,906	16,395

Class R2[2]	2-28-05	16,569	16,569	16,395

Class R6[2]	2-28-05	18,943	18,943	16,395

Class NAV[2]	10-29-07	9,696	9,696	10,406

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 Class R6 shares and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

4 From 10-29-07.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Global Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$984.90	$7.38

Class B	1,000.00	981.70	11.10

Class C	1,000.00	982.20	10.86

Class I	1,000.00	987.30	5.67

Class R2	1,000.00	984.60	7.92

Class R6	1,000.00	987.30	5.42

Class NAV	1,000.00	987.80	4.88

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,017.40	$7.50

Class B	1,000.00	1,013.60	11.28

Class C	1,000.00	1,013.80	11.03

Class I	1,000.00	1,019.10	5.76

Class R2	1,000.00	1,016.80	8.05

Class R6	1,000.00	1,019.30	5.51

Class NAV	1,000.00	1,019.90	4.96

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.26%, 2.21%, 1.15%, 1.61%, 1.10% and 0.99% for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Global Opportunities Fund	9

Portfolio summary

Top 10 Holdings (35.8% of Net Assets on 4-30-13)[1,2]

LinkedIn Corp., Class A	5.0%	Societe Television Francaise 1	3.2%

Karnalyte Resources, Inc.	4.2%	Reliance Capital, Ltd.	3.1%

BHG SA — Brazil Hospitality Group	4.1%	Secom Company, Ltd.	3.1%

Warren Resources, Inc.	3.7%	UniCredit SpA	3.0%

Africa Oil Corp.	3.4%	IAMGOLD Corp.	3.0%

Top 10 Countries[1,2,3]

United States	29.4%	Italy	5.6%

Canada	19.3%	Japan	5.1%

India	11.9%	United Kingdom	4.2%

Brazil	8.5%	Netherlands	2.2%

France	6.6%	Switzerland	1.8%

Sector Composition[1,3]

Financials	16.1%	Materials	11.9%

Information Technology	14.3%	Industrials	8.5%

Consumer Staples	13.4%	Health Care	4.6%

Energy	13.4%	Telecommunication Services	1.6%

Consumer Discretionary	12.5%	Short-Term Investments & Other	3.7%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may not increase in price as anticipated or may decline further in value. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Global Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value

Common Stocks 96.3%		$372,762,526

(Cost $416,403,348)

Brazil 8.5%		32,839,087

BHG SA — Brazil Hospitality Group (I)	1,816,285	15,723,133

GP Investments, Ltd., BDR (I)	3,494,322	8,243,509

OGX Petroleo e Gas Participacoes SA (I)	8,787,893	8,872,445

Canada 19.3%		74,851,327

Africa Oil Corp. (I)	2,192,350	13,339,725

Americas Petrogas, Inc. (I)	4,328,610	7,304,221

Avalon Rare Metals, Inc. (I)	3,818,001	4,046,105

Fortune Minerals, Ltd. (I)(V)	8,350,560	3,066,859

Franco-Nevada Corp.	132,189	5,754,935

IAMGOLD Corp.	2,178,444	11,698,244

Ivanhoe Energy Inc (I)(V)	6,144,734	7,990,075

Karnalyte Resources, Inc. (I)(V)	2,553,769	16,400,700

Nevsun Resources, Ltd.	715,331	2,676,855

San Gold Corp. (I)	13,296,317	2,573,608

Egypt 1.7%		6,749,416

Citadel Capital SAE (I)	13,806,078	6,749,416

France 6.6%		25,464,209

France Telecom SA	559,549	5,977,360

Saft Groupe SA	291,278	7,171,159

Societe Television Francaise 1	1,162,454	12,315,690

India 11.9%		46,122,206

Colgate-Palmolive India, Ltd.	320,221	8,633,480

Dabur India, Ltd.	1,805,772	4,965,236

Godrej Consumer Products, Ltd.	208,545	3,200,636

ICICI Bank, Ltd., ADR	118,486	5,547,515

ITC, Ltd.	1,470,026	8,939,183

Reliance Capital, Ltd.	1,836,713	11,976,618

Tata Global Beverages, Ltd.	1,049,109	2,859,538

Italy 5.6%		21,634,163

Mediaset SpA	1,571,865	4,081,237

Prysmian SpA	284,372	5,743,383

Salvatore Ferragamo Italia SpA	3,657	109,407

UniCredit SpA (I)	2,227,508	11,700,136

See notes to financial statements	Semiannual report | Global Opportunities Fund	11

	Shares	Value

Japan 5.1%		$19,658,172

Chiyoda Corp.	763,579	7,835,891

Secom Company, Ltd.	211,602	11,822,281

Malaysia 0.2%		703,666

IHH Healthcare Bhd (I)	570,313	703,666

Netherlands 2.2%		8,383,080

Yandex NV, Class A (I)	325,683	8,383,080

Spain 1.6%		6,247,024

Mediaset Espana Comunicacion SA (I)	795,367	6,247,024

Switzerland 1.8%		6,985,856

Credit Suisse Group AG, ADR	242,733	6,985,856

United Kingdom 4.2%		16,331,039

GlaxoSmithKline PLC	97,832	2,523,962

SABMiller PLC (I)	42,996	2,319,913

Unilever PLC, ADR	265,170	11,487,164

United States 27.6%		106,793,281

Amazon.com, Inc. (I)	9,806	2,488,861

Annie’s, Inc. (I)	177,630	6,712,638

Ariad Pharmaceuticals, Inc. (I)	238,563	4,263,121

Bank of America Corp.	505,077	6,217,498

Bottomline Technologies, Inc. (I)	152,941	4,007,054

Brazil Ethanol, Inc. (I)(S)	283,419	2,834

Ceva, Inc. (I)	374,884	5,720,730

Eli Lilly & Company	160,789	8,904,495

Express Scripts Holding Company (I)	25,785	1,530,855

Google, Inc., Class A (I)	3,423	2,822,503

Guidewire Software, Inc. (I)	197,045	7,897,564

HomeAway, Inc. (I)	243,371	7,434,984

Intuit, Inc.	118,771	7,083,502

Janus Capital Group, Inc.	548,774	4,895,064

LinkedIn Corp., Class A (I)	101,398	19,477,542

Mead Johnson Nutrition Company	35,953	2,915,429

Warren Resources, Inc. (I)(V)	5,482,360	14,418,607

12	Global Opportunities Fund | Semiannual report	See notes to financial statements

	Par Value	Value

Short-Term Investments 1.8%		$6,932,000

(Cost $6,932,000)

Repurchase Agreement 1.8%		6,932,000

Repurchase Agreement with State Street Corp. dated 4-30-13
at 0.010% to be repurchased at $6,932,002 on 5-1-13,
collateralized by $7,040,000 U.S. Treasury Notes, 0.625% due
8-31-17 (valued at $7,075,200, including interest)	$6,932,000	6,932,000

Total investments (Cost $423,335,348)† 98.1%		$379,694,526

Other assets and liabilities, net 1.9%		$7,314,531

Total net assets 100.0%		$387,009,057

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

BDR Brazilian Depositary Receipts

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the Schedule of Investments.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $457,777,098. Net unrealized depreciation aggregated $78,082,572, of which $31,915,397 related to appreciated investment securities and $109,997,969 related to depreciated investment securities.

The Fund had the following sector composition as percentage of total net assets on 4-30-13:

Financials	16.1%
Information Technology	14.3%
Consumer Staples	13.4%
Energy	13.4%
Consumer Discretionary	12.5%
Materials	11.9%
Industrials	8.5%
Health Care	4.6%
Telecommunication Services	1.6%
Short-Term Investments & Other	3.7%

See notes to financial statements	Semiannual report | Global Opportunities Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $336,075,663)	$337,818,284
Investments in affiliated issuers, at value (Cost $87,259,685)	41,876,242

Total investments, at value (Cost $423,335,348)	379,694,526
Cash	848
Foreign currency, at value (Cost $775,772)	765,577
Receivable for investments sold	9,683,433
Receivable for fund shares sold	194,239
Dividends and interest receivable	390,066
Receivable due from advisor	685
Other receivables and prepaid expenses	38,738

Total assets	390,768,112

Liabilities

Payable for investments purchased	21,601
Payable for forward foreign currency exchange contracts	813,847
Payable for fund shares repurchased	2,491,417
Payable to affiliates
Accounting and legal services fees	21,904
Transfer agent fees	111,534
Distribution and service fees	137,374
Trustees’ fees	3,776
Other liabilities and accrued expenses	157,602

Total liabilities	3,759,055

Net assets	$387,009,057

Net assets consist of

Paid-in capital	$603,889,122
Accumulated distributions in excess of net investment income	(24,761,301)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(147,636,260)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(44,482,504)

Net assets	$387,009,057

14	Global Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($212,673,459 ÷ 15,328,471 shares)[1]	$13.87
Class B ($20,390,475 ÷ 1,502,661 shares)[1]	$13.57
Class C ($77,049,516 ÷ 5,678,928 shares)[1]	$13.57
Class I ($70,757,271 ÷ 5,059,122 shares)	$13.99
Class R2 ($118,745 ÷ 8,474 shares)	$14.01
Class R6 ($123,653 ÷ 8,804 shares)	$14.05
Class NAV ($5,895,938 ÷ 419,759 shares)	$14.05

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.60

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Opportunities Fund	15

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,871,261
Securities lending	10,165
Interest	3,370
Less foreign taxes withheld	(232,930)

Total investment income	2,651,866

Expenses

Investment management fees	2,136,303
Distribution and service fees	1,036,651
Accounting and legal services fees	55,387
Transfer agent fees	421,231
Trustees’ fees	15,980
State registration fees	59,510
Printing and postage	54,280
Professional fees	38,253
Custodian fees	196,908
Registration and filing fees	24,347
Other	26,754

Total expenses	4,065,604
Less expense reductions	(20,690)

Net expenses	4,044,914

Net investment loss	(1,393,048)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,420,974
Investments in affiliated issuers	(9,658,817)
Foreign currency transactions	(1,823,621)

(61,464)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,018,984
Investments in affiliated issuers	(4,922,803)
Translation of assets and liabilities in foreign currencies	(248,617)

(3,152,436)

Net realized and unrealized loss	(3,213,900)

Decrease in net assets from operations	($4,606,948)

16	Global Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($1,393,048)	($2,512,222)
Net realized loss	(61,464)	(131,360,977)
Change in net unrealized appreciation (depreciation)	(3,152,436)	103,107,321

Decrease in net assets resulting from operations	(4,606,948)	(30,765,878)

Distributions to shareholders
From net investment income
Class A	(2,386,058)	(520,302)
Class B	(30,098)	—
Class C	(176,076)	—
Class I	(957,527)	(620,657)
Class R2	(762)	—
Class R6	(1,038)	(308)
Class NAV	(77,788)	(26,689)

Total distributions	(3,629,347)	(1,167,956)

From Fund share transactions	(198,493,377)	(326,253,532)

Total decrease	(206,729,672)	(358,187,366)

Net assets

Beginning of period	593,738,729	951,926,095

End of period	$387,009,057	$593,738,729

Accumulated distributions in excess of net investment income	($24,761,301)	($19,738,906)

See notes to financial statements	Semiannual report | Global Opportunities Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$14.19	$14.51	$19.11	$13.89	$8.47	$17.00	$13.17
Net investment income (loss)[3]	(0.03)	(0.03)	(0.10)	(0.04)	(0.04)	—[4]	(0.02)
Net realized and unrealized
gain (loss) on investments	(0.18)	(0.27)	(3.74)	5.52	6.03	(8.53)	4.36
Total from
investment operations	(0.21)	(0.30)	(3.84)	5.48	5.99	(8.53)	4.34
Less distributions
From net investment income	(0.11)	(0.02)	(0.44)	(0.26)	(0.54)	—	—
From net realized gain	—	—	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.11)	(0.02)	(0.76)	(0.26)	(0.57)	—	(0.51)
Net asset value, end
of period	$13.87	$14.19	$14.51	$19.11	$13.89	$8.47	$17.00
Total return (%)[5,6]	(1.51)[7]	(2.08)	(20.80)	40.03	76.81	(50.18)[7]	33.05

Ratios and supplemental data

Net assets, end of period
(in millions)	$213	$345	$527	$693	$159	$50	$28
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.50[8]	1.49	1.47	1.49	1.67[9]	1.66[8]	2.11
Expenses net of fee waivers
and credits	1.50[8]	1.49	1.47	1.49	1.59[9]	1.49[8]	1.46
Net investment income (loss)	(0.47)[8]	(0.24)	(0.58)	(0.25)	(0.33)	0.01[8]	(0.12)
Portfolio turnover (%)	33	93	136	209	198	167	114

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

18	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$13.84	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04
Net investment loss[3]	(0.08)	(0.13)	(0.23)	(0.16)	(0.10)	(0.09)	(0.14)
Net realized and unrealized
gain (loss) on investments	(0.17)	(0.27)	(3.68)	5.43	5.94	(8.37)	4.36
Total from
investment operations	(0.25)	(0.40)	(3.91)	5.27	5.84	(8.46)	4.22
Less distributions
From net investment income	(0.02)	—	(0.30)	(0.16)	(0.44)	—	—
From net realized gain	—	—	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.02)	—	(0.62)	(0.16)	(0.47)	—	(0.51)
Net asset value, end
of period	$13.57	$13.84	$14.24	$18.77	$13.66	$8.29	$16.75
Total return (%)[4,5]	(1.83)[6]	(2.81)	(21.42)	38.91	75.50	(50.51)[6]	32.46

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$25	$32	$24	$8	$3	$2
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.26[8]	2.25	2.23	2.30	2.51[7]	2.29[8]	2.78
Expenses net of fee waivers
and credits	2.26[8]	2.25	2.23	2.30	2.28[7]	2.20[8]	2.12
Net investment loss	(1.16)[8]	(0.98)	(1.39)	(1.00)	(0.99)	(0.72)[8]	(0.88)
Portfolio turnover (%)	33	93	136	209	198	167	114

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

See notes to financial statements	Semiannual report | Global Opportunities Fund	19

CLASS C SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$13.84	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04
Net investment loss[3]	(0.08)	(0.13)	(0.22)	(0.15)	(0.10)	(0.09)	(0.16)
Net realized and unrealized
gain (loss) on investments	(0.17)	(0.27)	(3.68)	5.43	5.94	(8.37)	4.38
Total from
investment operations	(0.25)	(0.40)	(3.90)	5.28	5.84	(8.46)	4.22
Less distributions
From net investment income	(0.02)	—	(0.31)	(0.17)	(0.44)	—	—
From net realized gain	—	—	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.02)	—	(0.63)	(0.17)	(0.47)	—	(0.51)
Net asset value, end
of period	$13.57	$13.84	$14.24	$18.77	$13.66	$8.29	$16.75
Total return (%)[4,5]	(1.78)[6]	(2.81)	(21.35)	39.04	75.50	(50.51)[6]	32.46

Ratios and supplemental data

Net assets, end of period
(in millions)	$77	$112	$171	$150	$23	$9	$4
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.21[8]	2.20	2.18	2.21	2.44[7]	2.33[8]	2.79
Expenses net of fee waivers
and credits	2.21[8]	2.20	2.18	2.21	2.29[7]	2.21[8]	2.13
Net investment loss	(1.15)[8]	(0.96)	(1.32)	(0.94)	(1.00)	(0.76)[8]	(1.01)
Portfolio turnover (%)	33	93	136	209	198	167	114

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

20	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$14.32	$14.62	$19.24	$13.96	$8.55	$17.11	$13.21
Net investment income (loss)[3]	—[4]	—[4]	(0.04)	0.01	0.01	0.08	0.02
Net realized and unrealized
gain (loss) on investments	(0.18)	(0.26)	(3.76)	5.56	6.03	(8.64)	4.39
Total from
investment operations	(0.18)	(0.26)	(3.80)	5.57	6.04	(8.56)	4.41
Less distributions
From net investment income	(0.15)	(0.04)	(0.50)	(0.29)	(0.60)	—	—
From net realized gain	—	—	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.15)	(0.04)	(0.82)	(0.29)	(0.63)	—	(0.51)
Net asset value, end
of period	$13.99	$14.32	$14.62	$19.24	$13.96	$8.55	$17.11
Total return (%)[5]	(1.27)[6]	(1.70)	(20.48)	40.60	77.19	(50.03)[6]	33.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$71	$104	$214	$196	$23	$8	$2
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.15[8]	1.11	1.07	1.11	1.36[7]	1.18[8]	1.74
Expenses net of fee waivers
and credits	1.15[8]	1.11	1.07	1.11	1.17[7]	1.06[8]	1.09
Net investment income (loss)	(0.06)[8]	0.04	(0.21)	0.09	0.10	0.62[8]	0.15
Portfolio turnover (%)	33	93	136	209	198	167	114

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

CLASS R2 SHARES Period ended	4-30-13[1]	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.32	$15.45
Net investment income (loss)[3]	(0.02)	0.01
Net realized and unrealized loss on investments	(0.20)	(1.14)
Total from investment operations	(0.22)	(1.13)
Less distributions
From net investment income	(0.09)	—
Net asset value, end of period	$14.01	$14.32
Total return (%)[4]	(1.54)[5]	(7.31)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.74[7]	20.45[7]
Expenses net of fee waivers and credits	1.61[7]	1.60[7]
Net investment income (loss)	(0.33)[7]	0.13[7]
Portfolio turnover (%)	33	93[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

See notes to financial statements	Semiannual report | Global Opportunities Fund	21

CLASS R6 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.38	$14.68	$15.00
Net investment income (loss)[3]	0.01	0.02	(0.03)
Net realized and unrealized loss on investments	(0.19)	(0.27)	(0.25)
Total from investment operations	(0.18)	(0.25)	(0.28)
Less distributions
From net investment income	(0.15)	(0.05)	(0.04)
Net asset value, end of period	$14.05	$14.38	$14.68
Total return (%)[4]	(1.27)[5]	(1.68)	(1.85)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.65[7]	22.44	17.35[7]
Expenses net of fee waivers and credits	1.10[7]	1.10	1.11[7]
Net investment income (loss)	0.11[7]	0.18	(1.36)[7]
Portfolio turnover (%)	33	93	136[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

CLASS NAV SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning
of period	$14.39	$14.68	$19.32	$14.02	$8.56	$17.12	$17.63
Net investment income (loss)[4]	0.01	0.05	(0.01)	0.04	0.03	0.06	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.18)	(0.29)	(3.79)	5.57	6.06	(8.62)	0.01
Total from
investment operations	(0.17)	(0.24)	(3.80)	5.61	6.09	(8.56)	—
Less distributions
From net investment income	(0.17)	(0.05)	(0.52)	(0.31)	(0.60)	—	—
From net realized gain	—	—	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.17)	(0.05)	(0.84)	(0.31)	(0.63)	—	(0.51)
Net asset value, end
of period	$14.05	$14.39	$14.68	$19.32	$14.02	$8.56	$17.12
Total return (%)[5]	(1.22)[6]	(1.55)	(20.40)	40.76	77.85	(50.00)[6]	0.07[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$7	$8	$12	$5	$1	—[7]
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.99[9]	0.96	0.96	0.97	1.05[8]	1.02[9]	1.70[9]
Expenses net of fee waivers
and credits	0.99[9]	0.96	0.96	0.97	1.05[8]	0.97[9]	1.05[9]
Net investment income (loss)	0.11[9]	0.33	(0.08)	0.27	0.25	0.51[9]	(0.17)[9]
Portfolio turnover (%)	33	93	136	209	198	167	114[10]

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 The inception date for Class NAV shares is 10-29-07.
4 Based on the average daily shares outstanding.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
9 Annualized.
10 Portfolio turnover is shown for the period from 1-1-07 to 12-31-07.

22	Global Opportunities Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Opportunities Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the

Semiannual report | Global Opportunities Fund	23

Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$32,839,087	$32,839,087	—	—
Canada	74,851,327	74,851,327	—	—
Egypt	6,749,416	—	$6,749,416	—
France	25,464,209	—	25,464,209	—
India	46,122,206	5,547,515	40,574,691	—
Italy	21,634,163	—	21,634,163	—
Japan	19,658,172	—	19,658,172	—
Malaysia	703,666	—	703,666	—
Netherlands	8,383,080	8,383,080	—	—
Spain	6,247,024	—	6,247,024	—
Switzerland	6,985,856	6,985,856	—	—
United Kingdom	16,331,039	11,487,164	4,843,875	—
United States	106,793,281	106,790,447	—	$2,834
Short-Term Investments	6,932,000	—	6,932,000	—

Total Investments in
Securities	$379,694,526	$246,884,476	$132,807,216	$2,834
Other Financial
Instruments
Forward Foreign
Currency Contracts	($813,847)	—	($813,847)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

24	Global Opportunities Fund | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the Fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected

Semiannual report | Global Opportunities Fund	25

in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $883.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2012, the Fund has a capital loss carryforward of $136,978,136 available to offset future net realized capital gains, which expires as follows:

NO EXPIRATION DATE
SHORT TERM	LONG TERM

$32,298,063	$104,680,073

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and redemptions-in-kind.

26	Global Opportunities Fund | Semiannual report

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives involves risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not favor the Fund thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended April 30, 2013, the Fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $59.6 million to $354.7 million, as measured at each quarter end. The following table summarizes the contracts held at April 30, 2013.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
CAD	40,689,425	$39,563,834	Bank of Montreal	7-9-13	($761,414)
INR	1,084,400,000	20,000,000	State Street Bank	5-23-13	(52,433)
			and Trust Company
Total		$59,563,834			($813,847)

Currency Abbreviation
CAD	Canadian Dollar
INR	Indian Rupee

Semiannual report | Global Opportunities Fund	27

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/Payable for	Forward foreign	—	($813,847)
contracts	foreign forward currency	currency contracts
exchange contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCY TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	($1,644,223)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2013:

		TRANSLATION OF ASSETS AND
RISK	STATEMENT OF OPERATIONS LOCATION	LIABILITIES INTO FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized appreciation	($234,593)
	(depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC)

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.825% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

28	Global Opportunities Fund | Semiannual report

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.61% and 1.10% for Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires February 28, 2014, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these fee waivers and/or expense reimbursements amounted to $10,951 and $9,739 for Class R2 and Class R6 shares, respectively, for the six months ended April 30, 2013.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.84% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund pays contractual rates of distribution fees and may pay up to the following contractual rates of service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $71,413 for the six months ended April 30, 2013. Of this amount, $10,931 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $59,134 was paid as sales commissions to broker-dealers and $1,348 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $336, $46,781 and $9,191 for Class A, Class B and Class C shares, respectively.

Semiannual report | Global Opportunities Fund	29

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$439,211	$267,208	$15,852	$27,630
Class B	114,363	20,812	7,093	3,082
Class C	482,914	88,014	8,177	10,919
Class I	—	45,163	7,783	12,327
Class R2	163	18	10,945	199
Class R6	—	16	9,660	123
Total	$1,036,651	$421,231	$59,510	$54,280

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE	WEIGHTED AVERAGE
BORROWER OR LENDER	LOAN BALANCE	INTEREST RATE	INTEREST

Borrower	$15,903,759	0.49%	$214

30	Global Opportunities Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,959,268	$27,876,460	9,234,161	$128,602,690
Distributions reinvested	163,703	2,309,854	40,351	492,682
Repurchased	(11,113,347)	(158,621,248)	(21,303,103)	(293,428,791)

Net decrease	(8,990,376)	($128,434,934)	(12,028,591)	($164,333,419)

Class B shares

Sold	26,902	$376,505	238,459	$3,339,627
Distributions reinvested	1,942	26,872	—	—
Repurchased	(309,079)	(4,289,272)	(728,136)	(9,793,106)

Net decrease	(280,235)	($3,885,895)	(489,677)	($6,453,479)

Class C shares

Sold	185,597	$2,604,774	1,211,517	$16,981,626
Distributions reinvested	10,819	149,632	—	—
Repurchased	(2,630,604)	(36,505,023)	(5,102,932)	(68,492,750)

Net decrease	(2,434,188)	($33,750,617)	(3,891,415)	($51,511,124)

Class I shares

Sold	1,523,121	$22,206,382	5,121,280	$71,322,564
Distributions reinvested	56,155	797,394	39,266	482,188
Repurchased	(3,811,375)	(54,522,436)	(12,475,589)	(175,443,819)

Net decrease	(2,232,099)	($31,518,660)	(7,315,043)	($103,639,067)

Class R2 shares[1]

Sold	91	$1,316	8,422	$128,177
Repurchased	(39)	(527)	—	—

Net increase	52	$789	8,422	$128,177

Class R6 shares

Sold	2,950	$43,972	259	$3,475
Distributions reinvested	3	39	—	—
Repurchased	(1,075)	(15,788)	—	—

Net increase	1,878	$28,223	259	$3,475

Class NAV shares

Sold	55,591	$816,412	294,925	$4,301,223
Distributions reinvested	5,455	77,788	2,166	26,689
Repurchased	(126,741)	(1,826,483)	(331,287)	(4,776,007)

Net decrease	(65,695)	($932,283)	(34,196)	($448,095)

Net decrease	(14,000,663)	($198,493,377)	(23,750,241)	($326,253,532)

1The inception date for Class R2 shares is 3-1-12.

Affiliates of the Fund owned 76%, 76% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on April 30, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $166,020,341 and $383,332,816, respectively, for the six months ended April 30, 2013.

Semiannual report | Global Opportunities Fund	31

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Fortune Minerals, Ltd.
Bought: None
Sold: None	8,350,560	8,350,560	—	None	$3,066,859

Ivanhoe Energy, Inc.
Bought: None
Sold: 15,601,388	21,746,122	6,144,734	($9,117,983)	None	$7,990,075

Karnalyte Resources, Inc.
Bought: None
Sold: None	2,553,769	2,553,769	—	None	$16,400,700

Warren Resources, Inc.
Bought: None
Sold: 1,652,160	7,134,520	5,482,360	($540,786)	None	$14,418,607

32	Global Opportunities Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust and each of its series, including John Hancock Global Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	186,793,981.29	2,454,725.91
Peter S. Burgess	186,767,594.21	2,481,112.98
William H. Cunningham	186,751,001.08	2,497,706.12
Grace K. Fey	186,971,057.60	2,277,649.60
Theron S. Hoffman	186,860,324.01	2,388,383.19
Deborah C. Jackson	187,030,187.95	2,218,519.25
Hassell H. McClellan	186,781,849.17	2,466,858.02
James M. Oates	186,740,904.19	2,507,803.01
Steven R. Pruchansky	186,832,688.86	2,416,018.33
Gregory A. Russo	186,893,937.02	2,354,770.18
Non-Independent Trustees
James R. Boyle	186,948,038.35	2,300,668.84
Craig Bromley	186,944,350.74	2,304,356.46
Warren A. Thomson	186,985,205.97	2,263,501.23

Semiannual report | Global Opportunities Fund	33

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	Global Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	69SA 4/13
MF142362	6/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013